                                         Utility Stock Series 3
                                              File No. 33-16384
                            Investment Company Act No. 811-5065


              SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                POST-EFFECTIVE AMENDMENT NO. 9
                          TO FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

     A.   Exact name of Trust:

          DEAN WITTER SELECT EQUITY TRUST
          UTILITY STOCK SERIES 3

     B.   Name of Depositor:

          DEAN WITTER REYNOLDS INC.

     C. Complete address of Depositor's principal executive office:

          DEAN WITTER REYNOLDS INC.
          Two World Trade Center
          New York, New York  10048

     D.   Name and complete address of agent for service:

          Mr. Michael D. Browne
          Dean Witter Reynolds Inc.
          Unit Trust Department
          Two World Trade Center, 59th Floor
          New York, New York  10048

          Copy to:

          Kenneth W. Orce, Esq.
          Cahill Gordon & Reindel
          80 Pine Street
          New York, New York  10005

          The Registrant has registered an indefinite number of Units of Beneficial Interest pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended. On February 27, 1996 the Registrant filed the Rule 24f-2 Notice for its most recent fiscal year.

          Check box if it is proposed that this filing should /x/ become effective immediately upon filing pursuant to paragraph(b) of Rule 485.

                DEAN WITTER SELECT EQUITY TRUST
                    UTILITY STOCK SERIES 3

                     Cross Reference Sheet

            Pursuant to Rule 404(c) of Regulation C
               under the Securities Act of 1933

         (Form N-8B-2 Items required by Instruction 1
                 as to Prospectus on Form S-6)



Form N-8B-2                             Form S-6
Item Number                             Heading in Prospectus


     I.  Organization and General Information

1.   a)   Name of Trust                 Front Cover
     b)   Title of securities issued

2.   Name and address of Depositor      Table of Contents

3.   Name and address of Trustee        Table of Contents

4.   Name and address of principal      Table of Contents
     Underwriter

5.   Organization of Trust              Introduction

6.   Execution and termination of       Introduction;
     Trust Agreement                    Administration of the
                                        Trust -- Termination

7.   Changes of name                    <F30>

8.   Fiscal Year                        Included in Form N-8B-2

9.   Litigation                         <F30>

     II.  General Description of the Trust
          and Securities of the Trust

10.  General Information regarding
     Trust's Securities and Rights
     of Holders

     a)   Type of Securities            Rights of Unit Holders --
____________________

<F30>  Not applicable, answer negative or not required.

          (Registered or Bearer)        Unit Holders

     b)   Type of Securities            Administration of the
          (Cumulative or                Trust -- Distributions
          Distributive)

     c)   Rights of Holders as to       Rights of Unit Holders --
          Withdrawal or Redemption      Unit Holders; Redemption;
                                        Public Offering of Units-
                                        Secondary Market;
                                        Exchange Option

     d)   Rights of Holders as to       Public Offering of
          conversion, transfer, etc.    Units -- Secondary
                                        Market; Exchange Option;
                                        Redemption; Rights of
                                        Unit Holders-Unit Holders

     e)   Lapses or defaults with       <F30>
          respect to periodic payment
          plan certificates

     f)   Voting rights as to           Rights of Unit Holders-
          Securities under the          Certain Limitations;
          Indenture                     Administration of the
                                        Trust -- Amendment; --
                                        Termination

     g)   Notice to Holders as to
          change in:

          1)   Assets of Trust          Administration of the
                                        Trust -- Portfolio
                                        Supervision; The
                                        Trust-Summary Description
                                        of the Portfolio

          2)   Terms and Conditions     Administration of the
               of Trust's Securities    Trust -- Amendment

          3)   Provisions of Trust      Administration of the
                                        Trust -- Amendment

          4)   Identity of Depositor    Resignation, removal and
                                        Liability -- Regarding
                                        the Trustee;


____________________

<F30>  Not applicable, answer negative or not required.

                                        -- Regarding the Sponsor
               and Trustee

     h)   Consent of Security Holders
          required to change:

          1)   Composition of assets    Administration of the
               of Trust                 Trust -- Amendment

          2)   Terms and conditions     Administration of the
               of Trust's Securities    Trust -- Amendment

          3)   Provisions of Indenture  Administration of the
                                        Trust -- Amendment

          4)   Identity of Depositor    <F30>
               and Trustee

11.  Type of securities comprising      The Trust-Summary
     units                              Description of the
                                        Portfolio; - Objectives
                                        and Securities Selection

12.  Type of securities comprising      <F30>
     periodic payment certificates

13.  a)   Load, fees, expenses, etc.    Public Offering of
                                        Units -- Public Offering
                                        Price; - Volume Discount;
                                        Exchange Option; Expenses
                                        and Charges

     b)   Certain information           <F30>
          regarding periodic payment
          certificates

     c)   Certain percentages           Public Offering of
                                        Units -- Public Offering
                                        Price;
                                         -- Profit of Sponsor;
                                         -- Volume Discount;
                                        Exchange Option

     d)   Certain other fees, etc.      Rights of Unit Holders --
          payable by holders            Unit Holders



____________________

<F30>  Not applicable, answer negative or not required.

     e)   Certain profits receivable    Public Offering of Units
          by depositor, principal       -- Profit of Sponsor
          underwriters, trustee or
          affiliated persons

     f)   Ratio of annual charges       <F30>
          to income

14.  Issuance of trust's securities     Introduction

15.  Receipt and handling of            Public Offering of Units-
     payments from purchasers           Profit of Sponsor

16.  Acquisition and disposition        Introduction; Administra-
     of underlying securities           tion of the Trust --
                                        Portfolio Supervision;
                                        The Trust -- Objectives
                                        and Securities Selection

17.  Withdrawal or redemption           Redemption; Public Offer-
                                        ing of Units -- Secondary
                                        Market; Exchange Option;
                                        Rights of Unit Holders

18.  a)   Receipt and disposition       Administration of the
          of income                     Trust

     b)   Reinvestment of               The Trust Reinvestment
          distributions                 Program

     c)   Reserves or special fund      Administration of the
                                        Trust-Distributions

     d)   Schedule of distribution      <F30>

19.  Records, accounts and report       Administration of the
                                        Trust; Resignation,
                                        Removal and Liability

20.  Certain miscellaneous              Administration of the
     provisions of the trust            Trust -- Amendment;
     agreement                          -- Termination
                                        -- Resignation, Removal
                                        and Liability
                                        -- Regarding the Trustee;
                                        -- Regarding the Sponsor


____________________

<F30>  Not applicable, answer negative or not required.

21.  Loans to security holders          <F30>

22.  Limitations on liability           Resignation, Removal and
                                        Liability

23.  Bonding arrangements               Included on Form N-8B-2

24.  Other material provisions of       <F30>
     trust agreement

     III.  Organization Personnel and
           Affiliated Persons of Depositor

25.  Organization of Depositor          Miscellaneous -- Sponsor

26.  Fees received by Depositor         Public Offering of Units-
                                        Profit of Sponsor

27.  Business of Depositor              Miscellaneous -- Sponsor;
                                        and Included in Form
                                        N-8B-2

28.  Certain information as to          <F30>
     officials and affiliated
     persons of Depositor

29.  Voting securities of Depositor     Included in Form N-8B-2

30.  Persons controlling Depositor      <F30>

31.  Payments by Depositor for          <F30>
     certain other services

32.  Payments by Depositor for          <F30>
     certain other services
     rendered to trust

33.  Remuneration of employees of       <F30>
     Depositor for certain services
     rendered to trust

34.  Remuneration of other              <F30>
     persons for certain services
     rendered to trust
____________________

<F30>  Not applicable, answer negative or not required.

     IV.  Distribution and Redemption of Securities

35.  Distribution of trust's            Public Offering of Units-
     securities by states               Public Distribution

36.  Suspension of sales of             <F30>
     trust's securities

37.  Revocation of authority to         <F30>
     distribute

38.  a)   Method of distribution        Public Offering of Units
     b)   Underwriting agreements
     c)   Selling agreements

39.  a)   Organization of principal     Miscellaneous -- Sponsor
          underwriter
     b)   N.A.S.D. membership of
          principal underwriter

40.  Certain fees received by           Public Offering of Units-
     principal underwriter              Profit of Sponsor

41.  a)   Business of principal         Miscellaneous -- Sponsor
          underwriter

     b)   Branch officers of principal  <F30>
          underwriter

     c)   Salesman of principal         <F30>
          underwriter

42.  Ownership of trust's securities    <F30>
     by certain persons

43.  Certain brokerage commissions      <F30>
     received by principal underwriter

44.  a)   Method of valuation           Public Offering of Units
                                        -- Public Offering Price;
                                        -- Secondary Market

     b)   Schedule as to offering       <F30>
          price

     c)   Variation in offering         Public Offering of Units-


____________________

<F30>  Not applicable, answer negative or not required.

          price to certain persons      -- Volume Discount;
                                        Exchange Option

45.  Suspension of redemption rights    <F30>

46.  a)   Redemption valuation          Public Offering of Units-
                                        Secondary Market;
                                        Redemption
                                        -- Right of Redemption;
                                        -- Computation of
                                        Redemption Value

     b)   Schedule as to redemption     <F30>
          price

47.  Maintenance of position in         See items 10(d), 44 and
     underlying securities              46

     V.  Information concerning the Trustee or Custodian

48.  Organization and regulation        Miscellaneous -- Trustee
     of Trustee

49.  Fees and expenses of Trustee       The Trust -- Income and
                                        Distributions; Expenses
                                        and Charges

50.  Trustee's lien                     Expenses and Charges

     VI.  Information concerning Insurance
          of Holders of Securities

51.  a)   Name and address of           <F30>
          Insurance Company

     b)   Type of policies              <F30>

     c)   Type of risks insured and     <F30>
          excluded

     d)   Coverage of policies          <F30>

     e)   Beneficiaries of policies     <F30>

     f)   Terms and manner of           <F30>
          cancellation


____________________

<F30>  Not applicable, answer negative or not required.

     g)   Method of determining         <F30>
          premiums

     h)   Amount of aggregate           <F30>
          premiums paid

     i)   Who receives any part of      <F30>
          premiums

     j)   Other material provisions     <F30>
          of the Trust relating to
          insurance

     VII.  Policy of Registrant

52.  a)   Method of selecting and       Administration of
          eliminating securities        the Trust -- Portfolio
          from the Trust                Supervision; The Trust --
                                        Objectives and Securities
                                        Selection;
                                        - Summary Description of
                                        the Portfolio

     b)   Elimination of securities     <F30>
          from the Trust

     c)   Policy of Trust regarding     Administration of the
          substitution and              Trust -- Portfolio
          elimination of securities     Supervision; The Trust --
                                        Objectives and Securities
                                        Selection; -- Summary
                                        Description of the
                                        Portfolio

     d)   Description of any            Administration of the
          fundamental policy of the     Trust -- Portfolio
          Trust                         Supervision; the Trust --
                                        Objectives and Securities
                                        Selection;
                                        -- Summary Description of
                                        the Portfolio

53.  a)   Taxable status of the         Tax Status of the Trust
          Trust
____________________

<F30>  Not applicable, answer negative or not required.

     b)   Qualification of the          <F30>
          Trust as regulated
          investment company

     VIII.  Financial and Statistical Information

54.  Information regarding the          <F30>
     Trust's past ten fiscal years

55.  Certain information regarding      <F30>
     periodic payment plan
     certificates

56.  Certain information regarding      <F30>
     periodic payment plan
     certificates

57.  Certain information regarding      <F30>
     periodic payment plan
     certificates

58.  Certain information regarding      <F30>
     periodic payment plan
     certificates

59.  Financial statements               Statement of Financial
     (Instruction 1(c) to Form S-6)     Condition; Statements of
                                        Operations; Statements of
                                        Changes in Net Assets



____________________

<F30>  Not applicable, answer negative or not required.

LOGO


DEAN WITTER SELECT
EQUITY TRUST


UTILITY STOCK SERIES 3

(A Unit Investment Trust)


_______________________________________________________________
This Trust was formed for the purpose of providing current high income through investment in a fixed portfolio consisting primarily of publicly traded common stocks, and, to a lesser extent, cumulative preferred stocks, issued by domestic public utility companies. The value of the Units of the Trust will fluctuate with the value of the portfolio of underlying Securities. Minimum Purchase: 1,000 Units.
_______________________________________________________________
The Initial Public Offering of Units in the Trust has been completed. The Units offered hereby are issued and outstanding Units which have been acquired by the Sponsor either by purchase from the Trustee of Units tendered for redemption or in the Secondary Market.
_______________________________________________________________

Sponsor:    LOGO             DEAN WITTER REYNOLDS INC.

_______________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
_______________________________________________________________
Read and retain this Prospectus for future reference.

Units of the Trust are not deposits or obligations of, or guaranteed or endorsed by, any bank, and the Units are not federally insured by the Federal Deposit Insurance Corporation, Federal Reserve Board, or any other agency.


               Prospectus dated January 16, 1997

THIS PROSPECTUS DOES NOT CONTAIN ALL OF THE INFORMATION WITH RESPECT TO THE INVESTMENT COMPANY SET FORTH IN ITS REGISTRATION STATEMENT AND EXHIBITS RELATING THERETO WHICH HAVE BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C., UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

                DEAN WITTER SELECT EQUITY TRUST
                    UTILITY STOCK SERIES 3


                       TABLE OF CONTENTS

                                                          Page

     Table of Contents.................................   A-1
     Summary of Essential Information..................   A-3
     Introduction......................................   1
     The Trust.........................................   2
           Special Considerations......................   2
           Summary Description of the Portfolio........   3
           Certain Risks Affecting Securities
             of Utilities Companies....................   5
           Objectives and Securities Selection.........   8
           Income and Distributions....................   10
     Tax Status of the Trust...........................   11
     Public Offering of Units..........................   15
           Public Offering Price.......................   15
           Public Distribution.........................   16
           Secondary Market............................   16
           Profit of Sponsor...........................   17
           Volume Discount.............................   17
     Exchange Option...................................   18
     The Trust Reinvestment Program....................   20
     Redemption........................................   22
           Right of Redemption.........................   22
           Computation of Redemption Value.............   23
           Postponement of Redemption..................   25
     Rights of Unit Holders............................   25
           Unit Holders................................   25
           Certain Limitations.........................   25
     Expenses and Charges..............................   26
           Fees........................................   26
           Other Charges...............................   27
     Administration of the Trust.......................   28
           Records and Accounts........................   28
           Distributions...............................   28
           Portfolio Supervision.......................   29
           Reports to Unit Holders.....................   31
           Amendment...................................   32
           Termination.................................   32

     Resignation, Removal and Liability................   33
           Regarding the Trustee.......................   33
           Regarding the Sponsor.......................   34
     Miscellaneous.....................................   34
           Sponsor.....................................   34
           Trustee.....................................   35
           Legal Opinions..............................   35
     Auditors..........................................   35
     Independent Auditors' Report......................   F-1


                             Sponsor:

                     Dean Witter Reynolds Inc.
                      Two World Trade Center
                     New York, New York  10048

                             Trustee:

                      The Chase Manhattan Bank
                          270 Park Avenue
                     New York, New York  10017


NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS WITH RESPECT TO THIS INVESTMENT COMPANY NOT CONTAINED IN THIS PROSPECTUS; AND ANY INFORMATION OR REPRESENTATION NOT CONTAINED HEREIN MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY STATE TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH STATE.


                                     SUMMARY OF ESSENTIAL INFORMATION

                                     DEAN WITTER SELECT EQUITY TRUST
                                          UTILITY STOCK SERIES 3

                                         As of November 30, 1996



Number of Units                                                                                21,431,467

Fractional Undivided Interest in the Trust Represented by Each Unit                            21,431,467th

Public Offering Price Per 1,000 Units:

    Aggregate Value of Securities in the Trust                                             $21,630,705.00

    Divided by 21,431,467 Units (times 1,000)                                              $     1,009.30

    Plus Sales Charge<F1> of 4.250% of Public Offering Price (4.439% of net amount invested in
      Securities)                                                                                   44.80

  Public Offering Price per 1,000 Units                                                    $     1,054.10

  Plus amounts per 1,000 Units of Undistributed Principal and Net Investment Income                  5.53

                                                                                           $     1,059.63

Sponsor's Repurchase Price per 1,000 Units and Redemption Price per 1,000 Units (based on the value of the underlying Securities, $44.80 less than the Public Offering Price per Unit
    plus undistributed principal and net investment income                                 $     1,014.83



Evaluation Time                                       Close of trading on the New York Stock Exchange
                                                        (currently 4:00PM New York time).

Monthly Record Dates                                  The first day of each month.

Monthly Distribution Dates                            The fifteenth day of each month.

Minimum Capital Distribution Amount                   No distribution (other than capital gain
                                                      distribution) need be made from the Capital Account
                                                      if the balance therein is less than $5.00 per 1,000
                                                      Units outstanding.

Mandatory Termination Date                            January 1, 2012.

Discretionary Liquidation Amount                      The Trust may be terminated by the Sponsor if the
                                                      value of the portfolio of the Trust at any time is
                                                      less than $18,956,949.00


Trustee's Fee and expenses                            $2.04 per 1,000 Units.

Sponsor's Annual Portfolio Supervision Fee



  <F1>Volume purchasers of Units are entitled to a reduced sales charge.  See "Public Offering of Units - Volume
Discount" in this Prospectus.


                                                   A-3


               SUMMARY OF ESSENTIAL INFORMATION
                          (Continued)


          THE TRUST -- The Dean Witter Select Equity Trust, Utility Stock Series 3 (the "Trust") is a unit investment trust composed primarily of dividend paying publicly traded common stocks and, to a lesser extent, preferred stocks issued by domestic public utility companies (the "Securities"). The objective of the Trust is the current receipt of income. The payment of dividends on the Securities in the Trust is dependent on the amounts made available by each issuer for distribution and the decisions of its board of directors. Declaration of dividends will generally depend upon several factors, including the financial condition of the issuers and general economic conditions. Therefore, there is no guarantee that the objective of the Trust will be achieved. Investors should also be aware that as a result of the Trust's investment in companies whose principal business activities fit into one sector of the market, an investment in the Trust can be expected to experience greater fluctuations in value than other trusts which invest in a broader range of industries and market segments. Under certain circumstances, the Sponsor may direct the Trustee to reinvest certain surplus moneys in the Capital Account in additional Securities.

          MONTHLY DISTRIBUTIONS -- Monthly distributions of income (but not capital gains) received by the Trust will be made on or shortly after the fifteenth day of each month. Alternatively, Unit Holders may elect to have their monthly distributions reinvested in the Trust Reinvestment Program (see: "The Trust Reinvestment Program"). Distributions of net realized capital gains, if any, will be made annually within 30 days of the end of the Trust's taxable year (see:
"Administration of the Trust -- Distributions").

          PUBLIC OFFERING PRICE -- The Public Offering Price per 1,000 Units is calculated daily, computed on the basis of the aggregate evaluation of the underlying Securities next computed after receipt of a purchase order divided by the number of Units outstanding times 1,000, plus a sales charge of 4.25% of such evaluation per 1,000 Units (the net amount invested); this results in a sales charge of 4.439% of the Public Offering Price. (See: "Public Offering of Units".)
The sales charge is reduced on a graduated scale for sales involving at least $100,000 (see: "Volume Discount").

          MARKET FOR UNITS -- The Sponsor, though not obligated to do so, intends to maintain a market for the Units. If such market is not maintained, a Unit Holder will be able to dispose of its Units through redemption at prices based on the aggregate value of the underlying Securities (see:

"Redemption"). Market conditions may cause such prices to be greater or less than the amount paid for Units.

          SPECIAL CONSIDERATIONS -- An investment in Units of the Trust should be made with an understanding of the risks inherent in an investment in common stocks, including risks associated with the rights of holders of common stock to receive payments from issuers; such rights are inferior to those of creditors and holders of debt obligations or preferred stock. Additionally, holders of common stock have rights to receive dividends only when, as and if declared by the issuer's board of directors. Because the common stocks in the Portfolio have been chosen for their high current income, it is unlikely that such securities will experience significant dividend growth during the life of the Trust. Investors should also be aware that the value of the underlying Securities in the Portfolio may fluctuate in accordance with changes in the value of common stocks generally and changes in the value of common stocks of the public utility industry in particular. The Trust is considered to be concentrated in gas and electric public utility stocks (100% of the aggregate market value of the Trust). In addition, the issuers of all of the Securities in the Portfolio face construction, regulatory, operating and financial risks associated with the construction and operation of nuclear generating facilities. (See: "The Trust -- Special Considerations" and "The Trust -- Summary Description of the Portfolio".)

          In addition to the risks inherent in the investment in any trust containing equity securities such as those discussed above, there are certain risks involved in investing in the Trust due to its concentration in stocks of one industry. The Trust's concentration in securities of a single or several industry sectors means that the Trust's performance is closely related to the specific industry conditions as well as general market conditions experienced in all sectors of the economy as a whole. As a result, changes in the economic conditions affecting the selected sectors will tend to have a greater impact on the value of Units of this Trust than on Units of trusts which invest in a broader based portfolio of stocks. These factors may result in a potentially greater return, but may also tend to make the value of the Units more volatile than other investments. An increase in market interest rates may result in a decline in value of the Securities in the Portfolio of the Trust.

          SPECIAL CHARACTERISTICS OF THE TRUST -- The Portfolio of the Trust consists of twenty-one (21) issues of Securities all of which are common stocks. All twenty-one issues of Securities were issued by gas and electric public utilities companies. (See: "The Trust -- Summary

Description of the Portfolio" and "Schedule of Portfolio
Securities".)

          The Trust will be terminated and liquidated on January 1, 2012, regardless of market conditions at that time.

          On December 21, 1996, the aggregate market value of the Securities in the Trust was $20,880,489.08, including
$109,060.40 in cash.

          MINIMUM PURCHASE -- 1,000 Units.

                DEAN WITTER SELECT EQUITY TRUST
                    UTILITY STOCK SERIES 3

                     ____________________


                         INTRODUCTION

          The Dean Witter Select Equity Trust, Utility Stock Series 3 (the "Trust") was created on December 2, 1987 (the "Date of Deposit"), by deposit of certain securities (the "Securities") under the laws of the State of New York pursuant to a Trust Indenture (the "Indenture") and a Standard Terms and Conditions of Trust (the "Agreement") (collectively, the "Indenture and Agreement"),* between Dean Witter Reynolds Inc. (the "Sponsor") and United States Trust Company of New York (the "Trustee"). The Sponsor is a principal operating subsidiary of Dean Witter, Discover & Co. ("DWDC"), a publicly-held corporation. (See: "Miscellaneous -- Sponsor", herein.) The purpose and objective of the Trust is to provide current income through investment in a fixed portfolio of Securities (the "Portfolio") consisting of dividend paying publicly traded common stock and preferred stock issued by domestic public utility companies. There is no assurance that this objective will be met because the payment of dividends is dependent upon the amount each issuer has available for distribution and the decisions of its board of directors.

          The Trust was created simultaneously with the deposit of the Securities by the Sponsor with the Trustee and the execution of the Indenture and Agreement. The Trustee then immediately delivered to the Sponsor certificates of beneficial interest (the "Certificates") representing the units (the "Units") comprising the entire ownership of the Trust. Through this Prospectus, the Sponsor is offering the Units for sale to the public. The holders of Certificates (the "Unit Holders") will have the right to have their Units redeemed at a price based on the market value of the Securities (the "Redemption Value") if they cannot be sold in the over-the-counter market which the Sponsor, although not obligated to, proposes to maintain.

          On November 30, 1994, each Unit represented the fractional undivided interest in the Securities and net income of the Trust, set forth under "Summary of Essential Information". Thereafter, if any Units are redeemed, the
_________________________
* Reference is hereby made to said Indenture and Agreement and any statements contained herein are qualified in their entirety by the provisions of said Indenture and Agreement.

amount of Securities in the Portfolio will be reduced, and the fractional undivided interest represented by each remaining Unit in the balance of the Trust will be increased. However, if additional Units are issued by the Trust the aggregate value of the Securities in the Portfolio will be increased by amounts allocable to such additional Units and the fractional undivided interest in the balance will be decreased. In both cases, the actual interest in the Trust represented by each Unit will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by any Unit Holder (which may include the Sponsor) or until the termination of the Trust pursuant to the Indenture and Agreement.

          Additional Units may be issued after the initial Date of Deposit in respect of additional Securities deposited in the Trust by the Sponsor and the reinvestment of distributions of the Trust (see: "The Trust Reinvestment Program"). Because of possible market fluctuations, the purchase price to the Trust of such additional Securities may differ from the original purchase price of the Securities in the Portfolio. If such additional Securities are purchased at a higher price than the Securities originally deposited, then the amounts includible in the taxable income of the Trust in proportion to the asset value of the Trust will be reduced for all Unit Holders, not just the Unit Holders of such additional Units. Conversely, if such additional Securities are purchased at a lower price than the Securities originally deposited, then the amounts includible in the taxable income of the Trust in proportion to the asset value of the Trust will be increased for all Unit Holders not just the Unit Holders of such additional Units.

          From June 1, 1988 to November 3, 1989, the calculation of the Public Offering Price and the Redemption Value per Unit was in error. In addition, in the past, certain Unit Holders may have received distributions from the Income Account which exceeded the proper amount due them. However, the Trustee has concluded that neither the error nor the over-distribution had a material effect on the financial condition of the Trust or the amount of the Public Offering Price or the Redemption Value per Unit. It is possible that the Trustee may seek reimbursement from such Unit Holders in the form of a reduction in the current and future distributions from the Income Account.

                           THE TRUST

Special Considerations

          An investment in Units of the Trust should be made with an understanding of the risks which an investment in publicly-traded common and preferred stock issued by domestic utility companies may entail, including the risk that the value of the Portfolio and hence of the Units will decline with decreases in the market value of the Securities. The Trust will be terminated and liquidated on the Mandatory Termination Date, as set forth under "Summary of Essential Information", and the Securities will be sold, regardless of market conditions at that time. The Trust may be terminated earlier under certain conditions (see: "Administration of the Trust -- Termination").

Summary Description of the Portfolio

          As used herein, the terms "Common Stocks" and "Preferred Stocks" refer to the common stocks and the preferred stocks, respectively, deposited in the Trust and described under "Schedule of Portfolio Securities". The term "Securities" refers to the Common Stocks and the Preferred Stocks and any additional common and preferred stocks subsequently acquired by the Trust pursuant to the Indenture and Agreement.

          An investment in Units of the Trust should be made with an understanding of the risks inherent in an investment in equity securities, including risks arising from the fact that holders of common and preferred stocks have rights to receive payments from the issuers of those stocks that are generally inferior to those of creditors of, or holders of debt obligations issued by, such issuers. Furthermore, the rights of holders of common stocks generally are inferior to the rights of holders of preferred stocks. Holders of common stocks of the type held in the Portfolio have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. By contrast, holders of preferred stocks have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, normally on a cumulative basis, but do not participate in other amounts available for distribution by the issuing corporation. Cumulative preferred stock dividends must be paid before common stock dividends, and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of such cumulative preferred stock. Preferred stocks are also entitled to rights on liquidation which are senior to those of common stocks. For these reasons, preferred stocks entail less risk than common stocks. However, neither preferred nor common stocks represent an obligation or liability of the issuer and therefore do not offer any assurance of income or provide the degree of protection of capital of debt securities. The issuance of debt securities (as compared with both preferred and common stock) and preferred stock (as compared with common stock) will create prior claims for payment of principal and interest (in the case of debt securities) and dividends and liquidation preferences (in the case of preferred stock) which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Further, unlike debt securities which typically have a stated principal amount payable at maturity (which value will be subject to market fluctuations prior thereto), or preferred stocks which typically have liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity date and have values which are subject to market fluctuations for as long as the common stocks remain outstanding. The value of the securities in the Portfolio thus may be expected to fluctuate over the entire life of the Trust. The Sponsor may direct the Trustee to dispose of securities and purchase substitute securities under certain specified circumstances (see: "Administration of the Trust -- Portfolio Supervision"). However, Securities may not be disposed of solely as a result of normal fluctuations in market value.

          Payment and Life of the Preferred Stocks in the Trust. Because certain of the preferred stocks included in the Portfolio from time to time may be redeemed or may be sold under certain circumstances described herein, no assurance can be given that the Trust will retain for any length of time its present size, composition and return. (See: "Redemption" and "Administration of the Trust -- Portfolio Supervision".) Many of these preferred stocks may be subject to redemption prior to their stated final redemption date pursuant to optional refunding or sinking fund redemption provisions or otherwise. In general, optional refunding redemption provisions are more likely to be exercised when the value of a preferred stock is at a premium over par or stated value than when it is at a discount from par or stated value. Generally, the value of a preferred stock will be at a premium over par or stated value when market interest rates fall below the rate of return on the stocks. Certain preferred stocks in the Portfolio may be subject to redemption pursuant to sinking fund provisions early in the life of the Trust. These provisions are designed to redeem a significant portion of an issue gradually over the life of the issue; obligations to be redeemed are generally chosen by lot or redeemed proportionately. The "Schedule of Portfolio Securities" contains a listing of the sinking fund and optional redemption provisions with respect to the preferred stocks. The Indenture authorizes, but does not require, the Sponsor, as part of its administrative function, to instruct the Trustee to reinvest amounts realized from the redemption of any preferred stock in substitute Securities (see: "Administration of the Trust -- Portfolio Supervision").

Certain Risks Affecting Securities of Utilities Companies

          Revenues of issuers in the utilities industry are typically derived from power generating facilities, and include revenues from the sale of electricity generated and distributed by power agencies using hydroelectric, nuclear, fossil fuel or other power sources. Certain aspects of the operation of such facilities, particularly with regard to generation and transmission at the wholesale level, are regulated by the Federal Energy Regulatory Commission ("FERC"); more extensive regulation (affecting retail rate structures) is provided by state public service commissions. Special considerations include: restrictions on operations and increased costs and delays attributable to environmental statutes and regulations; the difficulties of the utilities in financing or refinancing large construction programs and of the capital markets in absorbing utility debt and equity securities; fluctuations in fuel supplies and costs, and costs associated with conversion to alternate fuel sources; uncertainties with regard to demand projections due to changing economic conditions, implementation of energy conservation measures and competitive cogeneration projects; and other technical and cost factors. Issuers relying upon hydroelectric generation may encounter difficulties when applying for periodic renewal of licenses from FERC to operate dams. Issuers relying upon coal as a fuel source may be subject to significant costs and operating restrictions to comply with emission standards which have been adopted to alleviate the problems associated with acid rain. Issuers relying upon fossil fuel sources and located in air quality regions designated as nonattainment areas may become subject to pollution control measures (which could include abandonment of construction projects in progress, plant shutdowns or relocation of facilities) ordered pursuant to the Clean Air Act.

          Some of the issuers of Securities in the Portfolio may own, operate or participate on a contractual basis with nuclear generating facilities, which are licensed and regulated by the Nuclear Regulatory Commission (the "NRC"). Issuers of Securities may incur substantial expenditures as a result of complying with NRC requirements. Additional considerations include: the frequency and duration of plant shutdowns and associated costs due to maintenance or safety considerations; the problems and associated costs related to the use and disposal of radioactive materials and wastes in compliance with Federal and local law; the implementation of emergency evacuation plans for areas surrounding nuclear facilities; and other issues associated with construction, licensing, regulation, operation and eventual decommissioning of such facilities. These Securities may be subject to industry-wide fluctuations in market value as a consequence of market perception of certain highly publicized events, as in the

Washington Public Power Supply System's defaults on its Project 4 and 5 revenue bonds and the 1988 bankruptcy filing by the Public Service Corporation of New Hampshire. Federal, state or municipal government authorities, or voters by initiative, may from time to time impose additional regulations or take such other governmental action which might cause delays in the licensing, construction or operation of nuclear power plants, or the suspension or cessation of operations of facilities.

          Gas and Electric Public Utility Industry. The Trust is considered to be "concentrated" in stocks of the gas and electric public utility industry. In view of this, an investment in the Trust should be made with an understanding of the problems inherent in that industry. Utilities are generally subject to extensive regulation by state utility commissions which, for example, establish the rates which may be charged and the appropriate rate of return on an approved asset base, which must be approved by the state commissions. Certain utilities have had difficulty from time to time persuading regulators, who are subject to political pressures, to grant rate increases necessary to maintain an adequate return on investment and voters in many states have the ability to impose limits on rate adjustments (for example, by initiative or referendum). Any unexpected limitations could negatively affect the profitability of utilities whose budgets are planned far in advance. Also, changes in certain accounting standards implemented by the Financial Accounting Standards Board could cause significant write-downs of assets and reductions in earnings for many investor-owned utilities. Certain of the issuers of the Securities in the Portfolio may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing, and impose additional, requirements governing the licensing, construction and operation of nuclear power plants. In addition, gas pipeline and distribution companies have had difficulties in adjusting to short and surplus energy supplies, enforcing or being required to comply with long-term contracts and avoiding litigation from their customers, on the one hand, or suppliers, on the other. Other problems include difficulty in financing large construction programs during inflationary periods, rising costs of transportation to transport fossil fuels, the uncertainty of transmission service costs, changes in tax laws which may adversely affect a utility's ability to operate in a profitable manner, recent reductions in estimates for future demand for electricity and gas in certain regions, uncertain availability and increased cost of capital, steady rises in fuel costs and costs associated with converting to alternate sources of fuel for electric generation, restrictions on operations and increased costs and delays attributable to environmental considerations and regulations, difficulty of raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, the greatly increased costs and reduced availability of certain types of fuel, the occasionally reduced availability and high cost of natural gas for resale, the effects of energy conservation, the effects of a national energy policy and lengthy delays and greatly increased costs. Other problems include those associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation (particularly in the aftermath of the Three Mile Island incident), such as the problems associated with the use of radioactive materials and the disposal of radioactive wastes. There are substantial differences between the regulatory policies and practices of various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will in the future grant rate increases or that any such increases will be adequate to permit the payment of dividends on common stocks. Additionally, existing and possible future regulatory legislation may make it even more difficult for these utilities to obtain adequate rate relief. The National Energy Policy Act (the "Act") is expected to have a significant impact on the electric utility industry. The Act provides increased access to electric transmission systems by independent power producers and other suppliers and purchasers of electricity. These changes are expected to increase competition in the energy supply and generation business. Such increased competition may result in a reduction in the income of the issuers of the Securities in the portfolio, the value of such Securities, such issuers ability to pay dividends and a decline of the economic viability of such issuers.

          Each of the problems referred to above could adversely affect the ability and the inclination of public utilities to declare or to pay dividends and the ability of holders of common stock to realize any value from the assets of the issuer upon liquidation or bankruptcy. All of the electric and gas utilities which are issuers of the Securities in the Trust Portfolio have been experiencing one or more of these problems in varying degrees. Moreover, price disparities within selected utility groups and discrepancies in relation to averages and indices have occurred frequently for reasons not directly related to the general movement of price levels of utility common stocks. Causes of these disparities and discrepancies include changes in the overall demand for or supply of various securities (including the potentially depressing effect of new stock offerings), and changes in investment objectives, market expectations or cash requirements of other purchasers and sellers of securities.

          The Public Utility Holding Company Act of 1935 (the "1935 Act") regulates, among other things, certain acquisitions of voting securities of electric utility companies and gas utility companies by any one who is an "affiliate" of a public utility company (a person or organized group of persons that directly or indirectly owns, controls or holds with power to vote 5% or more of the outstanding voting securities of a public utility company). In addition, the 1935 Act requires a "holding company" (among other categories, a company which directly or indirectly owns, controls or holds with power to vote 10% or more of the outstanding voting securities of a public utility company or a "holding company") to register as such with the Securities and Exchange Commission and be otherwise subject to certain restrictions on the acquisition of securities and other interests in public utility companies. In order to avoid becoming an "affiliate", the Dean Witter Select Equity Trust has adopted an investment restriction that it will not purchase securities of a public utility company if by reason thereof the Dean Witter Select Equity Trust, including this and all prior and subsequent series of the Dean Witter Select Equity Trust, would hold 5% or more of the outstanding voting securities of the issuer. Nevertheless, if the Dean Witter Select Equity Trust were considered to be a member of an organized group of persons, the 1935 Act might limit the Dean Witter Select Equity Trust's acquisitions of the voting securities of public utility companies by reason of the control by the group of 5% or more of the voting securities of a public utility company. The Sponsor believes that even if this and all subsequent series of the Dean Witter Select Equity Trust are appropriately included in a group, it is unlikely that the holdings of such group will aggregate as much as 5% of the voting securities of any public utility company.

Objectives and Securities Selection

          The objective of the Trust is the current receipt of income through an investment in a fixed diversified portfolio of Securities. There is, of course, no guarantee that the Trust's objective will be achieved.

          In selecting the Common and Preferred Stocks for deposit in the Portfolio of the Trust on the Date of Deposit, the following factors, among others, were considered by the
Sponsor: (i) the quality of the Common and Preferred Stocks (based upon the Sponsor's judgment as to the possible risk of dividend impairment and as to the potential for dividend growth taking into account an appraisal relating to the maintenance and growth of earnings in the light of the past performance of the issuer), (ii) the yield and price of the Common and Preferred Stocks relative to other public utility common stocks of comparable quality and (iii) the variety of the utility stocks in the Portfolio, taking into account the availability in the market of utility issues which meet the Trust's quality, yield and price criteria.
                              -8-

          The yield and price of utility common stocks of the type deposited in the Trust are dependent on a variety of factors, including money market conditions, general conditions of the corporate bond and equity markets, size of a particular offering and capital structure of the issuer. Each issuer of Securities has paid a cash dividend on its common stock continually for several years. However, as discussed above, continued payment of, or increase or decrease in, dividends is voluntary and subject to many factors and thus cannot be assured. (See: "Schedule of Portfolio Securities" for information with respect to the percentage of the Portfolio represented by each Common and Preferred Stock.)

          The Trust consists of the Securities listed under "Schedule of Portfolio Securities", as may continue to be held from time to time in the Trust, and any additional and substitute Securities acquired and held by the Trust pursuant to the provisions of the Indenture (including provisions with respect to the reinvestment of Trust distributions of Unit Holders who have elected such reinvestment), together with undistributed income therefrom and undistributed and uninvested cash realized from the disposition of Securities (see:
"Administration of the Trust"). Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the Securities.

          Because certain Securities from time to time may be sold or their percentage reduced under certain circumstances described herein, no assurance can be given that the Trust will retain for any length of time its present size and composition (see: "Administration of the Trust -- Portfolio Supervision"). The Indenture authorizes, but does not require, the Sponsor, as part of its administrative function, to instruct the Trustee to reinvest the net proceeds of the sale of Securities in substitute Securities to the extent that such proceeds are not required for the redemption of Units.

          The Trust is organized as a unit investment trust and not as a management investment company. Therefore, neither the Trustee nor the Sponsor has the authority to manage the Trust's assets fully in an attempt to take advantage of various market conditions to improve the Trust's net asset value and, further, the Securities in the Portfolio may be disposed of only under limited circumstances. (See: "Administration of the Trust -- Portfolio Supervision".)

Income and Distributions

          The net annual income per 1,000 Units is determined by subtracting from the annual dividend income of the Securities in the Trust Portfolio the estimated annual expenses (total estimated annual Trustee's, Sponsor's and administrative fees and expenses) and dividing by the number of Units outstanding times 1,000. The net annual income per 1,000 Units will change as the issuers of the Securities change their dividend rate, as the Securities are sold, as substitute or additional Securities are purchased, or as the expenses of the Trust change.

          There is no assurance that any dividends will be declared or paid in the future on the Securities currently on deposit or to be deposited subsequently in the Trust.

          Record Dates are the first day of each month and Distribution Dates are the fifteenth day of each month (or the next business day thereafter if the fifteenth is not a business day). The monthly distribution per Unit will be an amount equal to approximately one-twelfth of the amount of the estimated net annual dividend income per Unit to be received by the Trust during the ensuing twelve months and will be distributed on or shortly after each Distribution Date to Unit Holders of record on the preceding Record Date. Distributions of net realized capital gains, if any, will be made annually, within 30 days after the end of the Trust's taxable year.
Under certain circumstances, the Trustee may make additional distributions in any calendar year in order to avoid the imposition of Federal or state excise taxes or to continue or otherwise maintain the Trust's qualification as a regulated investment company under subchapter M of the Internal Revenue Code of 1986, as amended (see: "Tax Status of the Trust").

          Distributions for any Unit Holder of record who has not elected to participate in the Trust's Reinvestment Program (see: "The Trust Reinvestment Program") shall automatically be mailed to such holder. Distributions for the account of beneficial owners of Units registered in "street name" and held by the Sponsor shall be made to the investment account of such beneficial owners maintained with the Sponsor. Beneficial owners who wish to receive distributions on Units directly from the Trustee must have such Units registered in their own names.

          Normally, dividends on the Securities in the Trust are paid on a quarterly basis. Further, because dividends on the Securities are not received by the Trust at a constant rate throughout the year, any monthly distribution made by the Trustee may be more or less than the amount credited to the Income Account as of the Record Date. In order to eliminate fluctuations in distributions resulting from such variances, the Trustee is required by the Indenture to advance such amounts as may be necessary to provide distributions of approximately equal amounts, subject to monthly adjustments by the Trustee to reflect dividends actually being paid. The Trustee will be reimbursed, without interest, for any such advances from funds available from the Income Account on the next ensuing Record Date. Funds which are available for future distributions are held by the Trustee in non-interest-bearing accounts and are therefore available for use by, and will be of benefit to, the Trustee.

                    TAX STATUS OF THE TRUST

          The following discussion offers only a brief outline of the federal income tax consequences of investing in the Trust. Investors should consult their own tax advisors for more detailed information and for information regarding the impact of state, local or foreign taxes upon such an investment.

          The Trust has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Generally, to qualify as a regulated investment company for a taxable year the Trust must derive at least 90% of its income from certain specified sources, including interest, dividends, gains from the disposition of securities, and other income derived with respect to its business of investing in securities. In addition, the Trust must derive less than 30% of its gross income from the disposition of securities held for less than three months, must meet certain diversification criteria regarding Trust investment, and must distribute annually at least 90% of its investment company taxable income. For any year in which the Trust qualifies for taxation as a regulated investment company, (a) the Trust is not taxed on income distributed to its shareholders in the form of dividends or capital gains distributions and (b) if the Trust is the record holder of stock on the record date for a dividend payable with respect to that stock, the dividend must be included in the gross income of the Trust as determined for federal income tax purposes on the later of (1) the date the stock became ex-dividend with respect to such dividend or (2) the date the Trust acquired the stock. If, in any taxable year, the Trust were to fail to qualify as a regulated investment company under the Code, the Trust would be taxed for that year in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Trust in computing its taxable income. In addition, in the event of a failure to qualify as a regulated investment company for a taxable year, that year's Trust distributions, to the extent derived from current or accumulated earnings and profits, would be taxable to the recipient shareholders as ordinary income dividends, even if those distributions might otherwise have been considered distributions of capital gains.

          If the Trust fails to distribute in each calendar year at least (i) 98% of its ordinary income for such calendar year and (ii) 98% of its capital gain net income (both long-term and short-term) for the 12 months ended October 31 of such calendar year (or December 31, if the Trust qualifies to so elect and does so), the Trust will be subject to a 4% excise tax on undistributed income if income tax on such income has not been paid by the Trust. In addition, the Trust will be subject to such excise tax on any portion (not taxed to the Trust) of the respective 2% balances which are not distributed during the succeeding calendar year.

          If the Trust fails to qualify as a regulated investment company for any year, it must pay out its earnings and profits accumulated in that year (less the interest charge mentioned below, if applicable) and may be required to pay an interest charge to the Treasury on 50% of such earnings and profits before it can again qualify as a regulated investment company.

          Generally, distributions paid by the Trust, whether or not reinvested, are treated as received in the taxable year of the distribution; however, any amounts designated for distribution by the Trust with respect to October, November or December of any calendar year as payable to Unit Holders of record on a specified date in such month and which are actually paid during January of the following year, will be treated as received on December 31 of the preceding year. The Indenture and Agreement require current distribution to Unit Holders of the entire net income and net capital gain, if any, of the Trust and cash proceeds of redemptions, mergers, liquidations of issuers or sales representing recovery of cost (to the extent that the proceeds of sales or other dispositions are not reinvested or used to redeem Units) of underlying Securities in the Trust. In kind receipts of the Trust in mergers and liquidations may be either retained or sold and the proceeds, if sold, will be either (i) distributed to Unit Holders or (ii) retained by the Trustee with the proceeds of such sale credited to the Income and/or Capital Accounts and (unless applied for purchase of securities pursuant to the Indenture) distributed to Unit Holders in the manner provided in the Indenture. Securities received in a liquidation or merger will not be retained if such retention would jeopardize the characterization of the Trust as a regulated investment company for Federal income tax purposes.

          Distributions to Unit Holders (other than capital gain distributions) will be taxable as ordinary income to such Unit Holders to the extent paid from interest, dividends, and net short-term capital gains includible in the Trust's gross income for the taxable year with respect to which the distribution is made less the sum of the Trust's allocable deductible expenses. To the extent that such distributions to a Unit Holder with respect to any year are not taxable as ordinary income or as capital gain distributions, the amount of such distributions will be treated as a return of capital and will reduce the Unit Holder's basis in his or her Units and, to the extent that they exceed such Unit Holder's basis, will generally be taxed as a capital gain.

          It is anticipated that part of the distributions of the Trust will be taxable as ordinary income to Unit Holders and that substantially all of the distributions which are taxable as ordinary income to Unit Holders will, under present law, constitute dividends for purposes of the 70% deduction allowed to certain corporations with respect to dividends received, as discussed below. This deduction is allowed to corporations other than corporations, such as "S" corporations, which are not eligible for such deduction because of their special characteristics. Dividends received by corporations are not deductible for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax.

          Under existing law, only the amount of the Trust's dividend distributions (exclusive of capital gain dividends) that are designated as dividends by the Trust and which do not exceed the aggregate amount of dividends received by the Trust will qualify for the 70% dividends-received deduction for corporations. Dividends received by the Trust will be considered dividends for this purpose only if such dividends would qualify for the 70% dividends-received deduction if such deduction were available to regulated investment companies.

          Individual investors should note that the Code places a floor of 2% of adjusted gross income on miscellaneous itemized deductions, including investment expenses. The Code directs the Secretary of the Treasury to prescribe regulations prohibiting indirect deduction through a pass-through entity (such as the Trust) of amounts not allowable as a deduction under this rule if paid or incurred directly by an individual.

          Temporary regulations applicable to "nonpublicly offered regulated investment companies" have been issued.
Under these temporary regulations, in general, (i) specified expenses of the regulated investment company or, at the election of the regulated investment company, 40% of its expenses, exclusive of expenses which are specifically excluded from miscellaneous itemized deductions if incurred by an individual, are allocated among its shareholders who are "affected investors" (i.e., individuals, estates, trusts and pass-through entities having such shareholders), and (ii) such investors are treated as having received or accrued dividends in an aggregate amount equal to the investor's share of such expenses and to have incurred investment expenses in the same aggregate amount. These computations are made on a calendar year basis and the allocation of such expenses among affected investors may be done by the regulated investment company on any reasonable basis (which basis, if utilizing distributions to affected investors, may exclude some of such distributions).

          The Code provides, however, that the 2% floor rule will not apply to indirect deductions through a publicly offered regulated investment company. The term "publicly offered regulated investment company" is defined as meaning a regulated investment company the shares of which are "continuously offered" or regularly traded on an established securities market or "held by or for no fewer than 500 persons at all times during the taxable year." The Sponsor is unable to state whether or not the Trust will qualify in the future for treatment as a "publicly offered regulated investment company."

          Gain or loss will be realized by each Unit Holder to the extent that the proceeds of redemption (or distributions received upon liquidation of his or her Units) exceed or are less than the Unit Holder's tax cost basis in the Units which are redeemed (or in respect of which the liquidating distributions are made). Distributions in kind are taken into account for this purpose at their fair market value when distributed.

          Distributions of net capital gain (designated as such by the Trust) will be taxable to Unit Holders as long-term capital gain regardless of the length of time the Units have been held by a Unit Holder. A redemption of Units will be a taxable event for a Unit Holder and, depending on the circumstances, may give rise to gain or loss. Under the Code, net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) of individuals, estates and trusts is subject to a maximum nominal tax rate of 28%. Such net capital gain may, however, result in a disallowance of itemized deductions and/or affect a personal exemption phase-out.

          The Code disallows the dividends-received deduction in full for corporations with respect to stock, including Trust Units (which are considered as stock for this purpose), held for 45 days or less (90 days or less in the case of certain preference stock), exclusive of days on which the holder's risk of loss is diminished. Sections 246 and 246A of the Code also contain limitations on the eligibility of dividends for the 70% dividends-received deduction (in addition to the limitation discussed above). These limitations may be applicable to dividends received by a Unit Holder depending on the Unit Holder's individual circumstances. Accordingly, Unit Holders which are corporations should consult their own tax advisors in this regard.

          Information with respect to the Federal income tax status of each year's distributions will be supplied to Unit
Holders.

          The Trust is required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to holders of Trust Units who fail to provide the Trust with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against U.S. federal income tax liability of a holder of a Trust Unit.

          Distributions paid to foreign Unit Holders which do not constitute income effectively connected with the conduct of a trade or business within the United States by the distributee will be subject to United States federal withholding taxes at a 30% rate or a lesser rate established by treaty unless the distribution is a capital gain dividend. Foreign Unit Holders should consult their own tax counsel with respect to United States tax consequences of ownership of Units.

          Investors are advised to consult their own tax advisors with respect to the application to their own circumstances of the above-described general taxation rules and with respect to the state, local or foreign tax consequences to them of an investment in Trust Units.

          Units of the Trust may be suited for purchase by Individual Retirement Accounts and pension plans, profit sharing and other qualified retirement plans. Investors considering participation in any such plan should consult their attorneys or other tax advisors with respect to the establishment and maintenance of any such plan.

                   PUBLIC OFFERING OF UNITS

Public Offering Price

          The Public Offering Price of the Units is computed by adding to the aggregate market value of the Portfolio Securities (as determined by the Trustee) next computed after receipt of a purchase order, divided by the number of Units outstanding, the sales charge shown in "Summary of Essential Information". The Public Offering Price per Unit is calculated to five decimal places and rounded up or down to three decimal places. A proportionate share of the amount in the Income Account (other than money required to be distributed to Unit Holders on a Distribution Date and money required to redeem tendered Units) on the date of delivery of Units to the purchaser is added to the Public Offering Price. The Public Offering Price on any particular date will vary in accordance with fluctuations in the market value of the Securities, the amount of available cash on hand in the Trust and the amount of certain accrued fees and expenses.

          As more fully described in the Indenture, the aggregate market value of the Securities is determined on each business day by the Trustee based on closing sale prices on the day the valuation is made or, if there are no such reported sales, taking into account the same factors referred to under "Redemption -- Computation of Redemption Value".
Determinations are effective for transactions effected subsequent to the last preceding determination.

Public Distribution

          Units acquired by the Sponsor in the secondary market referred to below may be offered to the public by this Prospectus at the then current Public Offering Price determined as provided above.

          The Sponsor intends to qualify Units in states selected by the Sponsor for sale by the Sponsor and from time to time may offer Units for sale through dealers who are members of the National Association of Securities Dealers, Inc.

Secondary Market

          While not obligated to do so, it is the Sponsor's present intention to maintain, at its expense, a secondary market for Units of this series of the Dean Witter Select Equity Trust and to continuously offer to repurchase Units from Unit Holders at the Sponsor's Repurchase Price. The Sponsor's Repurchase Price is computed by adding to the aggregate value of the Securities in the Trust any cash on hand in the Trust including dividends receivable on stocks trading ex-dividend (other than money required to redeem tendered Units and cash deposited by the Sponsor to purchase Securities or cash held in the Reserve Account) and deducting therefrom expenses of the Trustee, the Sponsor, counsel and taxes, if any, and cash held for distribution to Unit Holders of record as of a date on or prior to the evaluation; and then dividing the resulting sum by the number of Units outstanding, as of the date of such computation. There is no refund of the sales charge, nor is any additional sales charge incurred, when a Unit Holder tenders Units. Any Units repurchased by the Sponsor at the Sponsor's Repurchase Price may be reoffered to the public by the Sponsor at the then current Public Offering Price, plus accrued distribution amounts. Any profit or loss resulting from the resale of such Units will belong to the Sponsor.

          If the supply of Units exceeds demand (or for any other business reason), the Sponsor may, at any time, occasionally, from time to time, or permanently, discontinue the repurchase of Units of this series at the Sponsor's Repurchase Price. In such event, although under no obligation to do so, the Sponsor may, as a service to Unit Holders, offer to repurchase Units at the "Redemption Value". Alternatively, Unit Holders may redeem their Units through the Trustee.

Profit of Sponsor

          The Sponsor receives a sales charge on Units sold to the public and to dealers. Cash, if any, received by the Sponsor from the Unit Holders prior to the settlement date for purchase of Units or prior to the payment for Securities upon their delivery may be used in the Sponsor's business subject to applicable regulations and may be of benefit to the Sponsor.

          The Sponsor may also realize profits (or sustain losses) while maintaining a secondary market in the Units, in the amount of any difference between the prices at which the Sponsor buys Units and the prices at which the Sponsor resells such Units (such prices include a sales charge) or the prices at which the Sponsor redeems such Units, as the case may be.

Volume Discount

          Although under no obligation to do so, the Sponsor intends to permit volume purchasers of Units to purchase Units at a reduced sales charge. The volume discount is available due to the realization of economies of scale in sales effort and sales-related expenses involved in volume purchases. The Sponsor may at any time change the amount by which the sales charge is reduced, or may discontinue the discount altogether.

          The sales charge is 4.25% of the Public Offering Price (4.439% of the net amount invested). A discount in the sales charge is available to volume purchasers of Units due to the realization of economies of scale in sales effort and sales-related expenses in volume purchases. The sales charge will be reduced pursuant to the following graduated scale for sales to any person of at least $100,000:

                              Percent of Public   Percent of Net
Aggregate Value of Units        Offering Price    Amount Invested

Less than $100,000 ...........     4.25%               4.439%
$  100,000 to $249,999 .......     4.00%               4.167%
$  250,000 to $499,999 .......     3.50%               3.627%
$  500,000 to $999,999 .......     3.00%               3.093%
$1,000,000 or more ...........     2.00%               2.041%

          The reduced sales charges, as shown above, will be available only on purchases of Units of this Trust on any one day by the same person, partnership or corporation (other than a dealer). Concurrent purchases of units of any other Dean Witter Trust will not be aggregated for purposes of meeting the volume discount requirement.

          Units held in the name of the purchaser's spouse or in the name of a purchaser's child under the age of 21 are deemed for the purposes hereof to be registered in the name of the purchaser. The reduced sales charges are also applicable to a trustee or other fiduciary, including a partnership or corporation, purchasing Units for a single trust estate or single fiduciary account.

                        EXCHANGE OPTION

          Unit Holders of any Dean Witter Trust or any holders of units of any other unit investment trust (collectively, "Holders") may elect to exchange any or all of their units of each series of the Dean Witter Select Equity Trust for units of one or more of any series of the Dean Witter Select Equity Trust or for units of any additional Dean Witter Trusts, that may from time to time be made available for such exchange by the Sponsor (the "Exchange Trusts"). Such Units may be acquired at prices based on reduced sales charges per Unit.
The purpose of such reduced sales charges is to permit the Sponsor to pass on to the Holder who wishes to exchange Units the cost savings resulting from such exchange of Units. The cost savings result from reductions in time and expense related to advice, financial planning and operational expense required for the Exchange Option. The following Exchange Trusts are currently available: the Dean Witter Select Municipal Trust, the Dean Witter Select Government Trust, the Dean Witter Select Equity Trust, the Dean Witter Select Investment Trust and the Dean Witter Select Corporate Trust.

          Each Exchange Trust has a different investment objective; a Holder should read the prospectus for the applicable Exchange Trust carefully to determine the investment objective prior to exercise of this option.
                             -18-

          This option will be available provided the Sponsor maintains a secondary market in units of the applicable Exchange Trust and provided that units of the applicable Exchange Trust are available for sale and are lawfully qualified for sale in the state in which the Holder is a resident. While it is the Sponsor's present intention to maintain a secondary market for the units of all such trusts, there is no obligation on its part to do so. Therefore, there is no assurance that a market for units will in fact exist on any given date on which a Holder wishes to sell or exchange Units; thus, there is no assurance that the Exchange Option will be available to any Holder. The Sponsor reserves the right to modify, suspend or terminate this option at any time without further notice to Unit Holders. In the event the Exchange Option is not available to a Unit Holder at the time such Unit Holder wishes to exercise it, the Unit Holder will be immediately notified and no action will be taken with respect to its Units without further instruction from the Unit Holder.

          Exchanges will be effected in whole units only. Any excess proceeds from the surrender of a Unit Holder's Units will be returned. Alternatively, Unit Holders will be permitted to make up any difference between the amount representing the Units being submitted for exchange and the amount representing the Units being acquired up to the next highest number of whole Units.

          An exchange of Units pursuant to the Exchange Option will constitute a "taxable event" under the Code, i.e., a Holder will recognize a gain or loss at the time of exchange.
A Unit Holder who exchanges Units of one Trust for units of another Trust should consult his or her tax advisor regarding the extent to which such exchange results in the recognition of a loss for Federal and/or state or local income tax purposes.

          To exercise the Exchange Option, a Unit Holder should notify the Sponsor of its desire to use the proceeds from the sale of its Units to purchase units of one or more of the Exchange Trusts. If units of the applicable outstanding series of the Exchange Trust are at that time available for sale, the Holder may select the series or group of series for which such Units are to be exchanged. The Holder will be provided with a current prospectus or prospectuses relating to each series in which interest is indicated.

          The exchange transaction will operate in a manner essentially identical to any secondary market transaction, i.e., Units will be repurchased at a price equal to the aggregate bid side evaluation per Unit of the Securities in the Portfolio, plus accrued interest. Units of the Exchange Trust will be sold to the Unit Holder at a price equal to the evaluation per unit of the securities in that portfolio, plus accrued interest and the applicable sales charge of $25 per Unit (or per 1,000 Units in the case of a unit priced at about $1.00) or 2.5% of the Public Offering Price where the cost per Unit is significantly less than $1.00. If a Unit Holder has held its Units for less than a five-month period, the sales charge shall be the greater of (i) $25 or (ii) the difference between the original sales charge on the Units owned and the sales charge on the Exchange Trust.

                THE TRUST REINVESTMENT PROGRAM

          Distributions of income are made to Unit Holders monthly and distributions of capital gain net income are made annually. The Unit Holder has the option, however, of either receiving its monthly income and annual capital gain checks from the Trustee or participating in the reinvestment program (the "Program"), described briefly below. Participation in the reinvestment program is conditioned on such Program's lawful qualification for sale in the state in which the Unit Holder is a resident. Upon enrollment in the reinvestment program, the Trustee will direct monthly income distributions and capital and net capital gains distributions, if any, as described below.

          A Unit Holder (including any Unit Holder which is a broker or nominee of a bank or other financial institution) may indicate to the Trustee or by notice to the Unit Holder's account executive or sales representative, that such Unit Holder wishes monthly distributions to be automatically invested in additional Units of the Trust. The Unit Holder's completed notice of election to participate in the Program must be received by the Trustee at least ten days prior to the Record Date applicable to any distribution in order for the Program to be in effect as to such distribution.
Distributions, to the extent reinvested in the Trust, will be used by the Trustee at the direction of the Sponsor to credit additional Units to each participating Unit Holder's account. Additional Units will be made available in the following manner: the Trustee will use the distributions either (1) to purchase existing Units from the Sponsor, to the extent they are available, or (2) to purchase additional Securities in proportions sufficient to maintain, as closely as practicable, the proportionate relationship between the number of shares of each Security in the Trust immediately prior to the purchase. In the event that contracts to purchase such additional Securities fail, the Sponsor shall have the ability to direct the Trustee to purchase substitute Securities from the list maintained by it with the Trustee. The additional Securities so purchased will be the basis for the Trustee to issue new Units to Unit Holders participating in the Program. Purchases made pursuant to the Program will be at the applicable Public Offering Price for Units of the Trust, less the sales charge, on (or as soon as possible after) the close of business on the Distribution Date. Under the Program, the Trust will pay the distributions to the Trustee which in turn will purchase for the Unit Holder full Units of the Trust at the price and time indicated above. Unit Holders participating in the Program who have accounts at Dean Witter will receive information regarding their participation in the Program directly from Dean Witter rather than from the Trustee. Those Unit Holders holding definitive Certificates for Units will receive information regarding their participation in the Program from the Trustee. Any Unit Holders who do not currently maintain an account at Dean Witter and are holding definitive Certificates may contact a local Dean Witter Reynolds sales office about establishing an account.

          The Trustee will issue Certificates for whole Units purchased through the Program only if the Unit Holder so requests. Certificates will not be issued for fractional Units under any circumstances. If, after the maximum number of full Units have been issued or credited at the applicable price, there remains a portion of the distribution which is not sufficient to purchase a full Unit at such price, the Trustee shall hold such cash, without interest, for the benefit of such Unit Holder and shall apply such cash on the next Distribution Date, along with any distributions then made, toward the purchase of additional full Units in accordance with the Program. When Certificates are not issued directly to the Unit Holder, Dean Witter will credit each Unit Holder's account with the number of Units purchased with such Unit Holder's reinvested distribution. Each Unit Holder will receive account statements both annually and after each Program transaction to provide the Unit Holder with a record of the total number of Units. Participation in the Program relieves the Unit Holder of responsibility for safekeeping of Certificates for Units purchased under the Program, and, should such Unit Holder sell such Units, eliminates the need to deliver Certificates. The Unit Holder may at any time request the Trustee (at the Trust's cost) to issue Certificates for full Units purchased under the Program. The cost of administering the Program will be borne by each participant and such cost will be deducted from such Unit Holder's distribution amount prior to the purchase of its additional Units.

          In the event that, during the period from (and including) a Record Date to (and including) a Distribution Date, a Unit Holder causes its entire holdings to be issued in certificate form, or transferred to another's ownership, the pending distribution, plus any accumulated cash held by the Trustee pursuant to the Program for the benefit of the Unit Holder, will be mailed in cash to the Unit Holder on that Distribution Date. Subsequent distributions will be reinvested in accordance with the Program, except that if ownership has been transferred, the new holder must request reinvestment as provided above.

          A Unit Holder may elect to terminate participation in the Trust Reinvestment Program at any time by notifying the Trustee in a written format acceptable to the Trustee. Should the Trustee be so notified, it will upon written confirmation commence making monthly income distributions and annual capital gain distributions by check to such Unit Holder. Both the Sponsor and the Trustee reserve the right at any time to suspend, modify or discontinue the offering of the Trust Reinvestment Program, upon 30 days' written notice to all Program participants.

                          REDEMPTION

Right of Redemption

          A Unit Holder who wishes to dispose of Units is advised to inquire through its broker or bank as to current market prices for Units in order to determine if there is an over-the-counter price in excess of the Redemption Value per Unit or Sponsor's Repurchase Price.

          On the seventh calendar day following the tender to the Trustee of Certificates representing Units to be redeemed (or if the seventh calendar day is not a business day, on the first business day prior thereto) the Unit Holder will be entitled to receive monies per Unit equal to the Redemption Price per Unit, as determined as of the Evaluation Time next following such tender.

          During the period in which the Sponsor maintains a secondary market for Units, the Sponsor may repurchase any Unit presented for tender to the Trustee for redemption no later than the close of business on the second business day following such presentation.

          The Trustee is irrevocably authorized in its discretion, if the Sponsor does not elect to repurchase any Unit tendered for redemption or if the Sponsor itself tenders Units for redemption, in lieu of redeeming Units presented for tender at the Redemption Value, to sell such Units in the over-the-counter market for the account of a tendering Unit Holder at prices which will return to the Unit Holder monies, net after brokerage commissions, transfer taxes and other charges, equal to or in excess of the Redemption Value for such Units. In the event of any such sale, the Trustee will pay the net proceeds thereof to the Unit Holder on the day such Unit Holder would otherwise be entitled to receive payment of the Redemption Value.

          Although more favorable terms may or may not exist in the secondary market or elsewhere, one or more Units represented by a Certificate may be redeemed at the Redemption Value upon tender of such Certificate to the Trustee at its corporate trust office in the City of New York during business hours on a business day, properly endorsed or accompanied by a written instrument of transfer in form satisfactory to the Trustee (as set forth in the Certificate), and executed by the Unit Holder or its authorized attorney. A Unit Holder may tender Units for redemption at any time after the settlement date for purchase, whether or not such Unit Holder has received a definitive Certificate. The Redemption Value per Unit is calculated as set forth under "Computation of Redemption Value", herein. There is no sales charge incurred when a Unit Holder tenders Units to the Trustee for redemption.

          Any amounts to be paid on redemption representing income shall be withdrawn from the Income Account to the extent funds are available. All other amounts paid on redemption shall be withdrawn from the Capital Account. The Trustee is authorized by the Agreement to sell Securities in order to provide funds for redemption. To the extent Securities are sold, the size and diversity of the Trust will be reduced.
Such sales may be required at a time when Securities would not otherwise be sold and might result in lower prices than might otherwise be realized. Moreover, due to the minimum principal amount in which Securities may be required to be sold, the proceeds of such sales may exceed the amount necessary for payment of Units redeemed. Such excess proceeds will be distributed pro rata to all remaining Unit Holders of record unless reinvested in substitute Securities as directed by the Sponsor.

          Securities to be sold for purposes of redeeming Units will be selected from a list or by instructions supplied by the Sponsor. The Securities to be sold will be selected so as to maintain, as closely as practicable, the percentage relationship between the number of shares of each Security in the Trust immediately prior to the sale. Provision is made under the Indenture for the Sponsor to specify minimum amounts in which blocks of Securities are to be sold in order to obtain the best price for the Trust. While such minimum amounts may vary from time to time in accordance with market conditions, the Sponsor believes that the minimum amounts which would be specified would be 100 shares for readily marketable Securities.

Computation of Redemption Value

          The Trust Evaluation per Unit is determined as of the Evaluation Time stated under "Summary of Essential
Information", above, and (a) semiannually, on June 30 and

December 31 of each year (or the last business day prior thereto), (b) on any business day as of the Evaluation Time next following the tender of any Unit and (c) on any other business day desired by the Sponsor or the Trustee:

          1.   by adding:

          a)   The aggregate value of Securities and Contract
     Obligations in the Trust, as determined by the Trustee;
     and

          b) Cash on hand in the Trust, including dividends receivable on stocks trading ex-dividend other than money deposited to purchase Contract Obligations or money credited to the Reserve Account; and then,

          2. by deducting from the resulting figure: amounts representing any applicable taxes or governmental charges payable by the Trust for the purpose of making an addition to the reserve account (as defined in the Agreement, the "Reserve Account"), amounts representing estimated accrued fees and expenses of the Trust (including legal and auditing expenses), amounts representing unpaid fees of the Trustee, the Sponsor and counsel and monies held to redeem tendered Units and for distribution to Unit Holders of record as of the business day prior to the Evaluation being made on the days or dates set forth above; and then,

          3. by dividing the result of the above computation by the total number of Units outstanding on the date of such Evaluation. The resulting figure equals the Redemption Value for each Unit.

          The aggregate value of the Securities shall be determined by the Trustee in good faith in the following manner: if the Securities are listed on one or more national securities exchanges, such evaluation shall generally be based on the closing sale price on that day (unless the Trustee deems such price inappropriate as a basis for evaluation) on the exchange which is the principal market therefor (deemed to be the New York Stock Exchange if the securities are listed thereon) or, if there is no such appropriate closing sale price on such exchange, at the mean between the closing bid and asked prices (unless the Trustee deems such price inappropriate as a basis for valuation). If the Securities are not so listed, or if so listed and the principal market therefor is other than on such exchange or there are no such closing bid and asked prices available, such evaluation shall generally be made by the Trustee in good faith based on the closing price on the over-the-counter market (unless the Trustee deems such price inappropriate as a basis for evaluation), or, if there is no such appropriate closing price, in the following order of priority: (a) on current bid prices, (b) if bid prices are not available, on the basis of current bid prices for comparable securities, or (c) by the Trustee's appraising the value of the securities in good faith on the bid side of the market.

Postponement of Redemption

          The right of redemption may be suspended and payment of the Redemption Value per Unit postponed for more than seven calendar days following a tender of Units for redemption
(i) for any period during which the New York Stock Exchange, Inc. is closed, other than for customary weekend and holiday closings, or (ii) for any period during which, as determined by the Securities and Exchange Commission, either trading on the New York Stock Exchange, Inc. is restricted or an emergency exists as a result of which disposal or evaluation of the Securities is not reasonably practicable, or (iii) for such other periods as the Securities and Exchange Commission may by order permit. The Trustee is not liable to any person or in any way for any loss or damage that may result from any such suspension or postponement.

                    RIGHTS OF UNIT HOLDERS

Unit Holders

          Each Unit Holder is deemed to be a beneficiary of the Trust created by the Indenture and Agreement and each is vested proportionately with the entire beneficial right, title and interest in the Trust assets. A Unit Holder may at any time tender its Certificate to the Trustee for redemption.

          Ownership of Units is evidenced by registered Certificates of Beneficial Interest issued in denominations of one or more Units and executed by the Trustee and the Sponsor. These Certificates are transferable or interchangeable upon presentation at the corporate trust office of the Trustee, properly endorsed or accompanied by an instrument of transfer satisfactory to the Trustee and executed by the Unit Holder or its authorized attorney, together with the payment of $2.00, if required by the Trustee, or such other amount as may be determined by the Trustee and approved by the Sponsor, and any other tax or governmental charge imposed upon the transfer of Certificates. The Trustee will replace any mutilated, lost, stolen or destroyed Certificate upon proper identification, satisfactory indemnity and payment of charges incurred. Any mutilated Certificate must be presented to the Trustee before any substitute Certificate will be issued.

Certain Limitations

          The death or incapacity of any Unit Holder (or the dissolution of the Sponsor) will not operate to terminate the Trust nor entitle the legal representatives or heirs of such Unit Holder to claim an accounting or to take any other action or proceeding in any court for a partition or winding up of the Trust.

          No Unit Holder shall have the right to vote except with respect to removal of the Trustee or amendment and termination of the Trust. (See: "Administration of the Trust -- Amendment" and "Administration of the Trust -- Termination".) Unit Holders shall have no right to control the operation or administration of the Trust in any manner, except upon the vote of 51% of the Unit Holders outstanding at any time for purposes of amendment, or termination of the Trust or discharge of the Trustee, all as provided in the Agreement; however, no Unit Holder shall ever be under any liability to any third party for any action taken by the Trustee or the Sponsor.

                     EXPENSES AND CHARGES

Fees

          The Sponsor's fee is earned for Portfolio supervisory services, and is based upon the largest number of Units outstanding at any time during the year. The Sponsor's fee is not to exceed 25 cents per 1,000 Units of the Trust and may exceed the actual costs of providing Portfolio supervisory services for this Trust, but at no time will the total amount the Sponsor receives for Portfolio supervisory services rendered to all series of the Dean Witter Select Equity Trust in any calendar year exceed the aggregate cost to it of supplying such services in such year.

          Under the Indenture and Agreement for its services as Trustee and Evaluator, the Trustee will receive 84 cents per 1,000 Units, computed monthly on the basis of the largest number of Units outstanding at any time during the preceding month. Certain regular and recurring expenses of the Trust, including certain mailing and printing expenses, are borne by the Trust. In no event will the Trustee be paid less than $2,000 in any one year.

          The Sponsor's fee accrues monthly but is paid annually, and the Trustee's fees are payable monthly on or before each Distribution Date from the Income Account, to the extent funds are available and thereafter from the Capital Account. Any of such fees may be increased without approval of the Unit Holders in proportion to increases under the classification "All Services Less Rent" in the Consumer Price Index published by the United States Department of Labor. The Trustee also receives benefits to the extent that it holds funds on deposit in various non-interest bearing accounts created under the Agreement.

Other Charges

          The following additional charges are or may be incurred by the Trust as more fully described in the Indenture and Agreement: (a) fees of the Trustee for extraordinary services, (b) expenses of the Trustee (including legal and auditing expenses of the Trust's reinvestment program) and of counsel designated by the Sponsor, (c) various governmental charges, (d) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of the Unit Holders, (e) indemnification of the Trustee for any loss, liability or expenses incurred by it in the administration of the Trust without gross negligence, bad faith, wilful malfeasance or wilful misconduct on its part or reckless disregard of its obligations and duties,
(f) indemnification of the Sponsor for any losses, liabilities and expenses incurred in acting as Sponsor or Depositor under the Agreement without gross negligence, bad faith, wilful malfeasance or wilful misconduct or reckless disregard of its obligations and duties, (g) expenditures incurred in contacting Unit Holders upon termination of the Trust, and (h) brokerage commissions or charges incurred in connection with the purchase or sale of additional or substitute Securities.

          The fees and expenses set forth herein are payable out of the Trust, and when so paid by or owing to the Trustee are secured by a lien on the Trust. Dividends on the Securities are expected to be sufficient to pay the estimated expenses of the Trust. If the balances in the Income and Capital Accounts are insufficient to provide for amounts payable by the Trust, the Trustee has the power to sell Securities to pay such amounts. To the extent Securities are sold, the size of the Trust will be reduced and the proportions of the types of Securities may change. Such sales might be required at a time when Securities would not otherwise be sold and might result in lower prices than might otherwise be realized. Moreover, due to the minimum principal amount in which Securities may be required to be sold, the proceeds of such sales may exceed the amount necessary for the payment of such fees and expenses.

          The accounts of the Trust will be audited not less than annually by independent public accountants selected by the Sponsor. The expenses of such audit will be an expense of the Trust; however the Sponsor will bear the cost of any audit expense which exceeds 50 cents per 1,000 Units during any period in which the Sponsor maintains a secondary market for Units.

                  ADMINISTRATION OF THE TRUST

Records and Accounts

          The Trustee will keep records and accounts of all transactions of the Trust at its corporate trust office at 4
New York Plaza, New York, New York 10004. These records and accounts will be available for inspection by Unit Holders at reasonable times during normal business hours. The Trustee will additionally keep on file for inspection by Unit Holders an executed copy of the Indenture and Agreement together with a current list of the Securities then held in the Trust. In connection with the storage and handling of certain Securities deposited in the Trust, the Trustee is authorized to use the services of Depository Trust Company. These services would include safekeeping of the Securities, coupon-clipping, computer book-entry transfer and institutional delivery services. The Depository Trust Company is a limited purpose trust company organized under the Banking Law of the State of New York, a member of the Federal Reserve System and a clearing agency registered under the Securities Exchange Act of 1934.

Distributions

          Dividends payable to the Trust as a holder of record of its Securities are credited by the Trustee to an Income Account, as of the date on which the Trust is entitled to receive such dividends. Other receipts, including amounts received upon the sale, pursuant to the Indenture and Agreement, of rights to purchase other Securities distributed on the Securities in the Portfolio, are credited to a Capital Account. Any monthly income distribution for each Unit Holder as of each Record Date will be made on the next following Distribution Date or shortly thereafter and shall consist of an amount equal to approximately one-twelfth of the amount of the estimated annual dividend income per Unit to be received by the Trust during the ensuing twelve months, after deducting estimated expenses, plus such holder's pro rata share of the distributable cash balance of the Capital Account computed as of the close of business on the Record Date. The first distribution for persons who purchase Units between a Record Date and a Distribution Date will be made on the second Distribution Date following their purchase of Units. Proceeds received from the disposition of any of the Securities which are not used for redemption of Units or to purchase substitute Securities will be held in the Capital Account to be distributed on the second succeeding Distribution Date following receipt of such proceeds. No distribution need be made from the Capital Account if the balance therein, exclusive of capital gains therein, is less than $5.00 per 1,000 Units outstanding. A Reserve Account may be created by the Trustee by withdrawing from the Income or Capital Accounts, from time to time, such amounts as it deems requisite to establish a reserve for any taxes or other governmental charges that may be payable out of the Trust. Funds held by the Trustee in the various accounts created under the Indenture do not bear interest.

          Distributions of net realized capital gains, if any, will be made annually, within 30 days of the end of the Trust's taxable year.

Portfolio Supervision

          The original proportionate relationship between the number of shares of each Security in the Trust will be adjusted to reflect the occurrence of a stock dividend, a stock split or a similar event which affects the capital structure of the issuer of a Security in the Trust but which does not affect the Trust's percentage ownership of the common stock equity of such issuer at the time of such event.

          The Portfolio of the Trust is not "managed" by the Sponsor or the Trustee; their activities described below are governed solely by the provisions of the Indenture and Agreement. The Sponsor may direct the Trustee to dispose of Securities upon failure to declare or pay anticipated cash dividends, institution of certain materially adverse legal proceedings, default under certain documents materially and adversely affecting future declaration or payment of dividends, or the occurrence of other materially adverse market or credit factors that in the opinion of the Sponsor would make the retention of such Securities in the Trust detrimental to the interests of the Unit Holders, or if the disposition of such Securities is desirable in order to maintain the qualification of the Trust as a regulated investment company under the Internal Revenue Code. If a failure to declare or pay cash dividends on any of the Securities occurs and if the Sponsor does not, within 30 days after notification, instruct the Trustee to sell or hold such Securities, the Indenture provides that the Trustee shall promptly sell such Securities.

          The Sponsor is also authorized to instruct the Trustee to reinvest the proceeds of the redemption or sale of any of the Securities, exclusive of any capital gains, in substitute Securities; provided, however, that proceeds of any sale of Securities for materially adverse market factors may not be so reinvested but will be distributed pro rata to Unit Holders on the next Distribution Date. Proceeds received from Securities sold for purposes of redemption of Units and in excess of the amount needed for such purposes may not be reinvested in any year during the term of the Trust in an amount exceeding 10% of the aggregate value of the Securities in the Trust upon completion of the Deposit Period. The substitute Securities must satisfy certain conditions specified in the Indenture including, among other conditions, requirements that the substitute Securities shall be selected by the Sponsor from a list of securities maintained by them, and updated from time to time, and that the Securities shall be publicly-traded common and preferred stocks issued by domestic public utility corporations; shall be issued by an issuer subject to or exempt from the reporting requirements under
Section 13 or 15(d) of the Securities Exchange Act of 1934 (or similar provisions of law); and shall have, in the opinion of the Sponsor, characteristics sufficiently similar to the characteristics of the other Securities in the Trust as to be acceptable for acquisition by the Trust. Such conditions also require that the purchase of the substitute Securities will not
(i) disqualify the Trust as a "regulated investment company" under the Internal Revenue Code, (ii) result in more than 25% of the Portfolio of the Trust consisting of Securities of a single issuer (or of two or more issuers which are affiliated persons as such term is defined in the Investment Company Act of 1940) which are not registered and are not being registered under the Securities Act of 1933, or (iii) result in the Trust owning more than 50% of any single issue which has been registered under the Securities Act of 1933 or more than 5% of the outstanding voting securities of any issuer.

          The Trustee will follow a policy that it will place securities transactions with a broker or dealer only if it expects to obtain the most favorable prices and executions of orders. Transactions in securities of the nature held in the Trust are generally carried out in brokerage transactions (as distinguished from principal transactions), and the Sponsor or any of its affiliates may act as brokers therein if the Trustee expects thereby to obtain the most favorable prices and execution. The furnishing of statistical and research information to the Trustee by any of the securities dealers through which transactions are executed will not be considered in placing securities transactions.

          During the life of the Trust, the Sponsor, as part of its administrative responsibilities, may make additions and deletions to the list of substitute Securities and shall conduct regular quarterly reviews to determine whether or not to recommend the disposition of Securities pursuant to the procedures under the Indenture and Agreement summarized above. In addition, the Sponsor shall undertake to perform such other reviews and procedures as it may deem necessary for it to make the reinvestment recommendations and to give the consents and directions, including directions as to voting on the underlying Securities, required by the Indenture and Agreement. For the administrative services in making such recommendations and giving such consents and directions, and in making the reviews called for in connection therewith, the Sponsor shall receive the Portfolio supervisory fee referred to under "Expenses and Charges -- Fees".

Reports to Unit Holders

          With each distribution, the Trustee will furnish to the Unit Holders a statement of the amount of income and other receipts, if any, distributed, expressed in each case as a dollar amount per Unit and a change of address card.

          Within two months after the end of each calendar year, the Trustee will furnish to each person who at any time during such calendar year was a Unit Holder of record a statement setting forth:

     1.   As to the Income and Capital Accounts:

          a)   the amount of income received on the Securities;

          b)   the amount paid for any purchase of substitute
     Securities or for any Certificates redeemed;

          c) the deductions for applicable taxes or other governmental charges, if any, and fees and expenses of the Sponsor, the Trustee and counsel;

          d) the amounts reserved for the purchase of Contract Securities; and

          e) the net amount remaining after such payments and deductions expressed both as a total dollar amount and as a dollar amount per Unit outstanding on the last business day of such calendar year.

     2.   The following information:

          a) a list of the Securities disposed of or acquired during the calendar year, and a list of the Securities as of the last business day of such calendar year;

          b) the number of Units outstanding on the last business day of such calendar year;

          c) the Unit Value (as defined in the Agreement) based on the last Trust Evaluation made during such calendar year; and

          d) the amounts actually distributed during such calendar year from the Income and Capital Accounts, separately stated, expressed both as total dollar amounts and as dollar amounts per Unit outstanding on the Record Dates for such distributions.

          Required United States federal income tax information will also be filed and distributed.

Amendment

          The Indenture and Agreement may be amended by the Trustee and the Sponsor without the consent of Unit Holders (a) to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent, (b) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency, (c) to add or change any provision as may be necessary or advisable for the continuing qualification of the Trust as a regulated investment company under the Code, or (d) to make such other provisions as shall not adversely affect the interest of the Unit Holders; provided, however, that the Indenture and Agreement may also be amended by the Sponsor and the Trustee (or the performance of any of the provisions of the Agreement may be waived) with the consent of Unit Holders evidencing 51% of the Units at the time outstanding for the purposes of adding any provisions to or changing in any manner or eliminating any of the provisions of the Agreement or of modifying in any manner the rights of Unit Holders. However, the Indenture and Agreement may not be amended, without the consent of all Unit Holders then outstanding, so as (1) to permit, except in accordance with the terms and conditions of the Agreement, the acquisition of any Securities other than those specified in the Indenture and Agreement, or (2) to reduce the aforesaid percentage of Units the holders of which are required to consent to certain of such amendments and may not be amended so as to reduce the interest in the Trust represented by Units evidenced by any Certificate without the consent of the holder of such Certificate. The Trustee shall promptly notify Unit Holders of the substance of any such amendment.

Termination

          The Indenture and Agreement provides that the Trust will be terminated and liquidated on the Mandatory Termination Date, as set forth under "Summary of Essential Information", herein. Additionally, if the value of the Trust as shown by any evaluation is less than thirty percent (30%) of the value of the Securities deposited into the Trust during the Deposit Period, the Trustee will, if directed by the Sponsor in writing, terminate the Trust. The Trust may also be terminated at any time by the written consent of 51% of the Unit Holders.
                             -32-

          Upon termination, the Trustee will sell the Securities then held in the Trust and credit the moneys derived from such sale to the Capital and Income Accounts. The Trustee will then, after deduction of any fees and expenses of the Trust and payment into the Reserve Account of any amount required for taxes or other governmental charges that may be payable by the Trust, distribute to each Unit Holder, upon surrender for cancellation of his Certificate after due notice of such termination, such Unit Holder's pro rata share in the Income and Capital Accounts. The sale of Securities in the Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. For this reason, among others, the amount realized by a Unit Holder upon termination may be less than the amount paid by such Unit Holder for Units.

              RESIGNATION, REMOVAL AND LIABILITY

Regarding the Trustee

          The Trustee shall be under no liability for any action taken in good faith in reliance on prima facie properly executed documents, or for the disposition of monies or Securities in the Trust, or otherwise except for wilful malfeasance, wilful misconduct, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the Indenture and Agreement. Nor shall the Trustee be liable or responsible in any way for depreciation or loss incurred by reason of the disposition of any Securities by the Trustee required in order to pay compensation of the Trustee or expenses and disbursements under the Agreement. In the event of a failure of the Sponsor to act, the Trustee may act under the Indenture and Agreement and shall not be liable for any action taken by it in good faith. The Trustee shall not be personally liable for any taxes or other governmental charges imposed upon the Trust or in respect of the Securities or the interest thereon. The Agreement also contains other customary provisions limiting the liability of the Trustee and providing for the indemnification of the Trustee for any loss or claim accruing to it without gross negligence, bad faith, wilful misconduct, wilful malfeasance or reckless disregard of its duties and obligations under the Agreement on its part.

          The Trustee or any successor may resign by executing an instrument in writing, filing the same with the Sponsor and mailing a copy of such notice or resignation to all Unit Holders then of record. Upon receiving such notice the Sponsor will use its best efforts to appoint a successor Trustee promptly. If the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Agreement. If within 30 days of the resignation of a Trustee no successor has been appointed or, if appointed, has not accepted the appointment, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of a Trustee becomes effective only when the successor Trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor Trustee.

Regarding the Sponsor

          The Sponsor shall be under no liability to the Trust or to Unit Holders for taking any action or for refraining from any action in good faith or for errors in judgment, nor shall the Sponsor be liable or responsible in any way for depreciation or loss incurred by reason of the disposition of any Security. The Sponsor will, however, be liable for its own wilful malfeasance, wilful misconduct, bad faith, gross negligence or reckless disregard of its duties and obligations under the Agreement.

          If at any time the Sponsor shall resign under the Agreement or shall fail or be incapable of performing its duties thereunder or shall become bankrupt or its affairs are taken over by public authorities, the Agreement directs the Trustee to either (1) appoint a successor Sponsor or Sponsors at rates of compensation deemed reasonable by the Trustee, not exceeding amounts prescribed by the Securities and Exchange Commission, or (2) act as Sponsor itself without terminating the Indenture and Agreement. The Trustee will promptly notify Unit Holders of any such action.

                         MISCELLANEOUS

Sponsor

          Dean Witter Reynolds Inc. ("Dean Witter") is a corporation organized under the laws of the State of Delaware and is a principal operating subsidiary of Dean Witter, Discover & Co., a publicly-traded corporation ("DWDC"). Dean Witter is a financial services company that provides to its individual, corporate, and institutional clients services as a broker in securities and commodities, a dealer in corporate, municipal, and government securities, an investment banker, an investment adviser, and an agent in the sale of life insurance and various other products and services. Dean Witter is a member firm of the New York Stock Exchange, the American Stock Exchange, the Chicago Board Options Exchange, other major securities exchanges and the National Association of Securities Dealers, and is a clearing member of the Chicago Board of Trade, the Chicago Mercantile Exchange, the Commodity Exchange Inc., and other major commodities exchanges. Dean Witter is currently servicing its clients through a network of approximately 350 domestic and international offices with approximately 8,500 account executives servicing individual and institutional client accounts.

Trustee

          The Trustee is The Chase Manhattan Bank, with its principal place of business at 270 Park Avenue, New York, New York 10017 and its corporate trust office at 4 New York Plaza, New York, New York 10004. The Trustee is organized under the laws of the State of New York, is a member of the New York Clearing House Association and is subject to supervision and examination by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System. Unit Holders should direct inquiries regarding distributions, address changes and other matters relating to the administration of the Trust to the Trustee at 1-800-428-8890.

Legal Opinions

          Certain legal matters in connection with the Units offered hereby have been passed upon by Cahill Gordon &
Reindel, a partnership including a professional corporation, 80
Pine Street, New York, New York 10005, as special counsel for the Sponsor.

                           AUDITORS

          The Financial Statements and Schedule of Portfolio Securities of this series of the Dean Witter Select Equity Trust included in this Prospectus have been examined by Deloitte & Touche LLP, certified public accountants, as stated in their report as set forth in this Prospectus, and are included in reliance upon such report given upon the authority of that firm as experts in accounting and auditing.

<AUDIT-REPORT>

                        INDEPENDENT AUDITORS' REPORT

THE UNIT HOLDERS, SPONSOR AND TRUSTEE
DEAN WITTER SELECT EQUITY TRUST
UTILITY STOCK SERIES 3


We have audited the statement of financial condition and schedule of portfolio securities of the Dean Witter Select Equity Trust Utility Stock Series 3 as of November 30, 1996, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trustee (see Footnote (a)(1)). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of November 30, 1996 as shown in the statement of financial condition and schedule of portfolio securities by correspondence with The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and the significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Dean Witter Select Equity Trust Utility Stock Series 3 as of November 30, 1996, and the results of its operations and the changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.




DELOITTE & TOUCHE LLP





January 2, 1997
New York, New York











                                    F-1
</AUDIT-REPORT>

                       STATEMENT OF FINANCIAL CONDITION

                       DEAN WITTER SELECT EQUITY TRUST
                            UTILITY STOCK SERIES 3

                              November 30, 1996


                                TRUST PROPERTY

Investments in securities at market value (cost
  $16,527,363) (Note (a) and Schedule of Portfolio
  Securities Notes (3) and (4))                                  $21,630,705

Cash                                                                 100,109

Accrued dividends receivable                                          19,683

Receivable from Broker                                                79,831

           Total                                                  21,830,328


                           LIABILITY AND NET ASSETS

Less Liability:

   Payable to Unit Holders                                            81,157


Net Assets:

   Balance applicable to 21,431,467 Units
     (Note (c)):

      Capital, plus net unrealized market
        appreciation of $5,103,342                 $21,630,705

      Undistributed principal and net investment
        income (Note (b))                              118,466


           Net assets                                            $21,749,171

Net asset value per Unit ($21,749,171 divided
  by 21,431,467 Units)                                           $    1.0148




                      See notes to financial statements

                           STATEMENTS OF OPERATIONS

                       DEAN WITTER SELECT EQUITY TRUST
                            UTILITY STOCK SERIES 3



                                         For the years ended November 30,
                                         1996          1995          1994


Dividend income (Note (a))            $1,440,266    $1,916,644   $ 2,355,460

Other Income                                -           14,801        23,808

           Total Income                1,440,266     1,931,445     2,379,268

Less Expenses:

   Trustee's fees and expenses            55,364        50,868        63,433

   Sponsor's fees                          6,777         6,604         8,520

           Total expenses                 62,141        57,472        71,953

           Investment income - net     1,378,125     1,873,973     2,307,315

Net (loss) gain on investments:

   Realized gain on securities sold
     or redeemed (Note (d))            1,544,292     1,157,601     1,326,164

   Unrealized market (depreciation)
     appreciation of investments      (2,096,029)    3,512,957    (7,424,521)

           Net (loss) gain on
             investments                (551,737)    4,670,558    (6,098,357)

Net increase (decrease) in net
  assets resulting from operations    $  826,388    $6,544,531   $(3,791,042)




                      See notes to financial statements

                     STATEMENTS OF CHANGES IN NET ASSETS

                       DEAN WITTER SELECT EQUITY TRUST
                            UTILITY STOCK SERIES 3



                                       For the years ended November 30,
                                      1996           1995           1994

Operations:

   Investment income - net         $ 1,378,125    $ 1,873,973    $ 2,307,315

   Realized gain on securities
     sold or redeemed                1,544,292      1,157,601      1,326,164

   Unrealized market (depreciation)
     appreciation of investments    (2,096,029)     3,512,957     (7,424,521)

           Net increase (decrease)
             in net assets result-
             ing from operations       826,388      6,544,531     (3,791,042)


Distributions to Unit Holders
  (Note (b)):

   Principal                        (1,403,201)    (1,950,213)    (1,096,259)

   Investment income - net          (1,496,016)    (1,877,382)    (2,273,452)

           Total distributions      (2,899,217)    (3,827,595)    (3,369,711)


Capital Share Transactions:

   Creation of 479,437 Units           500,728           -              -

   Redemption of 4,429,532 Units,
     3,070,438 Units and 5,790,000
     Units, respectively            (4,588,328)    (3,109,816)    (6,048,503)

   Accrued interest on redemption      (37,185)       (23,706)       (43,863)

           Total capital share
             transactions           (4,124,785)    (3,133,522)    (6,092,366)

Net decrease in net assets          (6,197,614)      (416,586)   (13,253,119)

Net assets - beginning of year      27,946,785     28,363,371     41,616,490

Net assets - end of year (includ-
  ing undistributed principal and
  net investment income of
  $118,466, $275,741 and $302,802,
  respectively)                    $21,749,171    $27,946,785    $28,363,371




                      See notes to financial statements

                       NOTES TO FINANCIAL STATEMENTS

                      DEAN WITTER SELECT EQUITY TRUST
                           UTILITY STOCK SERIES 3

                             November 30, 1996



(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Portfolio of Securities on the basis set forth in this Prospectus, "Public Offering of Units - Public Offering Price". Under the Securities Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Trust's Registration Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Trustee, based on the closing sale price on the New York Stock Exchange, on the last day of trading during the period. The value on the date of initial deposit (December 2, 1987) represents the cost of investments to the Trust based on the closing sale prices on the New York Stock Exchange on the day prior to the date of initial deposit. The cost of investments purchased subsequent to the date of initial deposit is based on the closing sale prices on the New York Stock Exchange on date of purchase.

(3) Income Taxes

    No provision for Federal income taxes has been made in the accompanying financial statements because the Trust has elected and intends to continue to qualify for the tax treatment applicable to "Regulated Investment Companies" under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to Federal income tax on net income and capital gains that are distributed to Unit Holders.

(4) Expenses

    The Trust pays annual Trustee's fees, including estimated expenses, and annual Sponsor's portfolio supervision fees and may incur additional charges as explained under "Expenses and Charges -
Fees" and "- Other Charges" in this Prospectus.

                       NOTES TO FINANCIAL STATEMENTS

                      DEAN WITTER SELECT EQUITY TRUST
                           UTILITY STOCK SERIES 3

                             November 30, 1996



(b) DISTRIBUTIONS

    Distributions of dividend income and principal, if any, received by the Trust are made to Unit Holders on a monthly basis and distributions of net realized capital gains, if any, will be made annually, within 30 days after the end of the Trust's taxable year to Unit Holders of record. Record dates are the first day of each calendar month and Distribution dates are the fifteenth day of each month (or the next business day thereafter if the fifteenth is not a business day). Upon termination of the Trust, the Trustee will distribute, upon surrender of Units for cancellation, to each Unit Holder his pro rata share of the Trust's assets, less expenses, in the manner set forth under "Distributions to Unit Holders" herein. (See "Administration of the
Trust - Distributions" in this Prospectus.)

(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the respective dates of deposit, computed on the basis set forth under "Public Offering of Units - Public Offering
Price" in this Prospectus.

    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of November 29, 1996, the last trading date during the year, follows:

       Cost of 65,250,000 Units at dates of deposit            $ 66,143,742
       Less:  Gross underwriting commissions (sales charge)      (2,953,911)
       Net cost to investors                                     63,189,831
       Cost of securities sold or redeemed                      (61,479,627)
       Cost of substituted securities                            14,817,159
       Net unrealized market appreciation of investments          5,103,342
       Net amount applicable to investors                      $ 21,630,705

(d) SUBSTITUTION OF SECURITIES

    On September 1, 1995, Pacific Gas & Electric Company, 7.84% 1st Preferred was fully called.

    Under the term of the indenture and agreement, 13,123 shares of Central South West Corporation, 9,304 shares of New England Electric System and 11,206 shares of Pacific Gas & Electric Company were substituted on September 1, 1995. (See "Administration of the Trust - Portfolio
Supervision" in this Prospectus.)

    On January 31, 1996, July 31, 1996 and October 31, 1996, on instructions of the Sponsor, the Trustee sold 2,900 shares of Boston Edison Co., 1,825 shares of Cinergy Corp., 4,700 shares of Union Electric and 2,340 shares of Washington Water Power. Under the terms of the indenture and agreement, 8,126 shares of DPL Inc. and 1,027 shares of DTE Energy
Corp. were substituted. (See Administration of the Trust - Portfolio Supervision" in this Prospectus.)

                       NOTES TO FINANCIAL STATEMENTS

                      DEAN WITTER SELECT EQUITY TRUST
                           UTILITY STOCK SERIES 3

                             November 30, 1996



(e) OTHER INFORMATION

    Selected data for a Unit of the Trust during each year:

                                           For the years ended November 30,
                                             1996        1995        1994

       Principal distributions during
         year                              $ .0586      $ .0698      $.0323

       Net investment income distribu-
         tions during year                 $ .0631      $ .0684      $.0728

       Net asset value at end of year      $1.0148      $1.1011      $.9969

       Trust Units outstanding at end
         of year                        21,431,467   25,381,562  28,452,000

                                   SCHEDULE OF PORTFOLIO SECURITIES
                                   DEAN WITTER SELECT EQUITY TRUST
                                        UTILITY STOCK SERIES 3

                                          NOVEMBER 30, 1996



                                            Current
                                             Annual             Market    Percentage of   Market
                                            Dividend             Price     Aggregate     Value of
    Portfolio No. and Name      Number of     Per      Yield     per      Market Value  Shares to
   of Issuer of Securities       Shares     Share<F2>   <F3>     Share     of Trust     Trust<F4><F5>


 1. American Electric Power
    Company Inc.                 24,625      $2.40     5.783%   $41.500        4.72%     $ 1,021,938

 2. Atlantic City Electric
    Company                      39,331       1.56     8.851     17.625        3.20          693,209

 3. Boston Edison Company        38,562       1.88     7.337     25.625        4.57          988,151

 4. DPL, Incorporated            40,798       1.30     5.333     24.375        4.60          994,451

 5. Houston Industries
    Incorporated <F6>            43,893       1.52     6.909     22.000        4.46          965,646

 6. Ohio Edison Company          98,735       1.52     6.608     23.000       10.50        2,270,905

 7. Union Electric Company       47,577       2.52     6.340     39.750        8.74        1,891,186

 8. Rochester Gas & Electric
    Corporation                  41,617       1.80     9.412     19.125        3.68          795,925

 9. Southern Company            167,660       1.28     5.753     22.250       17.25        3,730,435

10. Texas Utilities Company      44,738       2.00     5.063     39.500        8.17        1,767,151

11. Washington Power Company     53,959       1.24     6.570     18.875        4.71        1,018,476

12. New York State Electric
    & Gas Corp.                  31,095       1.40     6.474     21.625        3.11          672,429

13. Western Resource Inc.        29,159       2.08     6.577     31.625        4.26          922,153

14. Central Maine Power
    Company                      35,232        .92     7.747     11.875        1.93          418,380

15. Cipsco, Inc.                  6,804       2.08     5.679     36.625        1.15          249,197

16. DTE Energy Co. (Formerly
    Detroit Edison Company)<F7>  29,807       2.08     6.500     32.000        4.41          953,824

17. Cinergy Corp.                37,153       1.80     5.373     33.500        5.75        1,244,626

18. Central & SouthWest          10,226       1.76     6.579     26.750        1.26          273,545

19. New England Electric          7,257       2.36     6.891     34.250        1.15          248,552

20. Midamerican Energy           20,157       1.20     8.067     14.875        1.38          299,746

21. Pacific Gas Co.               8,737       1.96     8.124     24.125         .97          210,780

                                                                                         $21,630,705




                                   See notes to schedule of portfolio securities

                                                        F-8

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                    DEAN WITTER SELECT EQUITY TRUST
                         UTILITY STOCK SERIES 3

                           November 30, 1996



[FN]

<F2> Based on the latest quarterly or semiannual declaration.

<F3> The yield represents the Current Annual Dividend per Share divided by the Market Price per Share.

<F4> Valuation of Securities by the Trustee as of November 30, 1996 was
made on the basis of the closing sale prices on the New York Stock
Exchange.

<F5> At November 30, 1996, the net unrealized market appreciation of
Securities was comprised of the following:

       Gross unrealized market appreciation          $5,877,966

       Gross unrealized market depreciation            (774,624)

       Net unrealized market appreciation            $5,103,342

    The aggregate cost of the Securities for Federal income tax purposes was $16,527,363 at November 30, 1996.

<F6> A two-for-one stock split for Houston Industries, Incorporated was declared on November 1, 1996 for stockholders of record on November 16, 1995.

<F7> Effective January 1, 1996, each share of Detroit Edison Company common was exchanged for one share of DTE Energy Co. common.

              CONTENTS OF REGISTRATION STATEMENT


          This registration statement comprises the following documents:

          The facing sheet.

          The Cross Reference Sheet.

          The Prospectus.

          The signatures.

          Consent of Independent Auditors; all other consents were previously filed.

          The following exhibits:

         23.   1b.  Consent of Independent Auditors.

         27.        Financial Data Schedule.



                     FINANCIAL STATEMENTS

1. Statement of Financial Condition, Statement of Operations and Statement of Changes in Net Assets of the Trust, as shown in the Prospectus.

                      CONSENT OF COUNSEL

          The consent of Counsel to the use of its name in the Prospectus included in this Registration Statement is contained in its opinion filed as Exhibit 1.b. to this Registration
Statement.

                          SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, the registrant, Dean Witter Select Equity Trust, Utility Stock Series 3, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 9 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in The City of New York and State of New York on the 16th day of January, 1997.

                    DEAN WITTER SELECT EQUITY TRUST,
                    UTILITY STOCK SERIES 3
                                 (Registrant)

                    By:  DEAN WITTER REYNOLDS INC.
                                 (Depositor)

                                Thomas Hines
                                Thomas Hines
                                Authorized Signatory

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 9 to the Registration Statement has been signed on behalf of Dean Witter Reynolds Inc., the Depositor, by the following persons in the following capacities and by the following persons who constitute a majority of the Depositor's Board of Directors in The City of New York and State of New York on this 16th day of January, 1997.

                                   DEAN WITTER REYNOLDS INC.

Name                     Office

Philip J. Purcell        Chairman and Chief    )
                         Executive Officer     )
                         and Director*         )

                                               By:
                                                 Thomas Hines
                                                 Thomas Hines
                                                 Attorney-in-fact*
_________________________
*    Executed copies of the Powers of Attorney filed by a
     majority of the Board of Directors of Dean Witter Reynolds Inc. have been previously filed.

Name                     Office

Richard M. DeMartini     Director***

Robert J. Dwyer          Director***

Christine A. Edwards     Director***

James F. Higgins         Director***

Charles A. Fiumefreddo   Director**

Mitchell M. Merin        Director*

Stephen R. Miller        Director***

Richard F. Powers III    Director*

Philip J. Purcell        Director***

Thomas C. Schneider      Director**

William B. Smith         Director**

_____________________

* Executed copies of the Powers of Attorney have been filed with the Securities and Exchange Commission in connection with Amendment No. 1 to the Registration Statement on Form
     S-6 for Dean Witter Select Equity Trust, Select 10
     Industrial Portfolio 97-1, File No. 333-16839.

** Executed copies of Powers of Attorney have been filed with the Securities and Exchange Commission in connection with Amendment No. 1 to the Registration Statement on Form S-6 for Dean Witter Select Equity Trust, Select 10 Industrial Portfolio 96-4, File No. 333-10499.

*** Executed copies of Powers of Attorney have been filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 for Dean Witter Select Equity Trust, Select 10 International Series 95-1, File No. 33-56389.